--------------------------------------------------------------------------------

      CITIFUNDS(R)
---------------

--------------------------------------------------------------------------------



INSTITUTIONAL
LIQUID
RESERVES


ANNUAL REPORT
AUGUST 31, 2000


CitiFunds






--------------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Fund Facts                                                                     3
 ................................................................................
Fund Performance                                                               4
 ................................................................................

CITIFUNDS INSTITUTIONAL LIQUID RESERVES

Statement of Assets and Liabilities                                            5
 ................................................................................
Statement of Operations                                                        6
 ................................................................................
Statement of Changes in Net Assets                                             7
 ................................................................................
Financial Highlights                                                           8
 ................................................................................
Notes to Financial Statements                                                  9
 ................................................................................
Independent Auditors' Report                                                  12
 ................................................................................

CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      13
 ................................................................................
Statement of Assets and Liabilities                                           16
 ................................................................................
Statement of Operations                                                       16
 ................................................................................
Statement of Changes in Net Assets                                            17
 ................................................................................
Financial Highlights                                                          17
 ................................................................................
Notes to Financial Statements                                                 18
 ................................................................................
Independent Auditors' Report                                                  20
 ................................................................................

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

    Robust economic growth, inflation concerns and rising interest rates helped produce higher yields for most money market instruments during the reporting period. This trend toward higher interest rates persisted through the summer of 2000, when evidence began to appear that the Federal Reserve Board's (the "Fed") restrictive monetary policies may have had a moderating effect on U.S. economic growth.

    In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage Cash Reserves Portfolio, the portfolio in which the Fund invests all of its investable assets, with the goal of achieving its investment objective: providing liquidity and as high a level of current income as is consistent with the preservation of capital.

    This report reviews the Portfolio's investment activities and performance during the twelve months ended August 31, 2000, and provides a summary of
Citibank's   perspective  on  and  outlook  for  the  money  market   securities
marketplace.

    Thank you for your continued confidence and participation.

Sincerely,

/s/ PHILIP W. COOLIDGE
----------------------
Philip W. Coolidge
President
September 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   MONEY MARKET SECURITIES  PROVIDED  COMPETITIVE  RETURNS AND A RELATIVELY SAFE
HARBOR FOR MANY INVESTORS DURING THE REPORTING PERIOD. These benefits were particularly valuable during the second half of the period, when heightened volatility in the stock market and rising interest rates produced flat or negative returns for some investment classes, including stocks and longer-term bonds.

   The U.S. economy during most of the reporting period was characterized by strong growth, rising prices for some important commodities, including oil, and the lowest levels of unemployment in recent memory. During the first half of the reporting period, these economic forces were complemented by a rapidly rising stock market, especially within market sectors expected to benefit from strong demand for technology and telecommunications services.

   BECAUSE THIS COMBINATION OF POSITIVE ECONOMIC FORCES HAS HISTORICALLY LED TO HIGHER RATES OF INFLATION, THE FED CONTINUED TO MOVE TOWARD A MORE RESTRICTIVE MONETARY POLICY DURING THE PERIOD. In fact, the Fed raised short-term interest rates four times during the reporting period, for a total increase of 1.25%, in an effort to relieve inflationary pressures that might threaten to derail U.S. economic prosperity.

   IN THIS ENVIRONMENT, MANAGEMENT MAINTAINED A RELATIVELY SHORT AVERAGE MATURITY from the start of the reporting period into the first quarter of 2000. This maturity strategy was designed to keep assets available for higher-yielding securities if interest rates rose. Subsequently, management began to gradually extend the Fund's average maturity to take advantage of higher yielding opportunities among money market instruments with moderately longer maturities.

   WHEN IT BECAME APPARENT TO THE MANAGERS IN FEBRUARY THAT MOST INVESTORS EXPECTED THE FED TO RAISE INTEREST RATES AGGRESSIVELY, MANAGEMENT MORE AGGRESSIVELY EXTENDED THE PORTFOLIO'S AVERAGE MATURITY TO BETWEEN 80 AND 89 DAYS IN ORDER TO LOCK IN PREVAILING YIELDS for as long as practical. Management generally maintained a long average maturity for the remainder of the reporting period.

    From a security selection perspective, management has sought to maintain a well-diversified asset mix. As of August 31, 2000, approximately 30.2% of the Fund's assets was invested in Yankee CDs, which are U.S. dollar-denominated certificates of deposit issued by foreign banks on management's approved credit list. In addition, about 2.2% of the Fund's assets was invested in short-term securities issued by U.S. government agencies. Because U.S. Treasury bill yields have been relatively unattractive over the past year very few of these securities are currently held in the Portfolio.

   AS FOR THE FORESEEABLE FUTURE, MANAGEMENT EXPECTS THE FED WILL NOT MAKE POLICY DECISIONS UNTIL AFTER THE NOVEMBER PRESIDENTIAL ELECTION. Recent economic statistics indicate that the Fed's previous rate hikes may have been effective in slowing the rate of economic growth and forestalling an acceleration of inflation. In addition, management believes that recent labor strikes and U.S. census-related layoffs may keep inflationary pressures in check. Consequently, the managers expect that money market yields may eventually begin to decline from current levels. Of course, management will adjust its strategies as economic and market conditions change.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER,                     DIVIDENDS
CASH RESERVES PORTFOLIO                 Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS              BENCHMARK*
October 2, 1992                         o Lipper Taxable Institutional Money
                                          Market Funds Average
NET ASSETS AS OF 8/31/00
Class N shares $5,788.2 million         o iMoneyNet, Inc. (formerly IBC
SVB Liquid Reserves                       Financial Data) Institutional
shares $124.4 million                     Taxable Money Market Funds Average


* The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

FUND PERFORMANCE
TOTAL RETURNS

                                                                     SINCE
                                                                   OCTOBER 2,
                                                 ONE      FIVE        1992
ALL PERIODS ENDED AUGUST 31, 2000               YEAR     YEARS*    INCEPTION*
================================================================================
CitiFunds Institutional Liquid
  Reserves Class N                              6.05%      5.63%     5.12%
SVB Liquid Reserves                               --         --      2.14%**#
Lipper Taxable Institutional Money
  Market Funds Average                          5.78%      5.35%     4.81%+
iMoneyNet, Inc. (formerly IBCFinancial Data)
  Institutional Taxable Money Market
  Funds Average                                 5.79%      5.39%     4.86%+

 * Average Annual Total Return   + From 9/30/92
** Not Annualized                # Commencement of Operations 4/24/00

7-Day Yields                             CLASS N             CLASS SVB
                                         -------             ---------
Annualized Current                        6.54%                 6.15%
Effective                                 6.76%                 6.33%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2000, CitiFunds Institutional Liquid Reserves Class N shares paid $0.05890 per share and from Commencement of Operations on April 24, 2000, through August 31, 2000 SVBLiquid Reserves shares paid $0.02120, respectively, to shareholders from net investment income. For such periods 1.4% of dividends paid were derived from interest earned from U.S. Government and U.S. Government agency obligations.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS INSTITUTIONAL LIQUID RESERVES CLASS N VS. iMONEYNET, INC. (FORMERLY IBC FINANCIAL DATA) INSTITUTIONAL TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Institutional Liquid Reserves Class N generally provided a higher annualized seven-day yield to that of a comparable iMoneyNet, Inc. Money Market Funds Average, as published in Money Fund Report(TM), for the one year period.

            [Table below represents line chart in its printed piece]

                   CitiFunds Institutional   iMoneyNet, Inc. Institutional
                     Liquid Reserves            Taxable Money Market
                         Class N                   Funds Average
                   --------------------    -----------------------------

                         0.0524                       0.0492
9/7/99                   0.0525                       0.0493
9/14/99                  0.0525                       0.0495
9/21/99                  0.0529                       0.0498
9/28/99                  0.0527                       0.0501
10/5/99                  0.0532                       0.0504
10/12/99                 0.0529                       0.0504
10/19/99                 0.0532                       0.0507
10/26/99                 0.0533                       0.0509
11/2/99                  0.0542                       0.0514
11/9/99                  0.0542                       0.0514
11/16/99                 0.0545                       0.0519
11/23/99                 0.0554                       0.0526
11/30/99                 0.0564                       0.0533
12/7/99                  0.0561                       0.0534
12/14/99                 0.0562                       0.054
12/21/99                 0.0563                       0.0546
12/28/99                 0.056                        0.0549
1/4/00                   0.0552                       0.0536
1/11/00                  0.0563                       0.0548
1/18/00                  0.0562                       0.0547
1/25/00                  0.056                        0.0542
2/1/00                   0.0562                       0.0544
2/8/00                   0.0565                       0.0546
2/15/00                  0.0571                       0.055
2/22/00                  0.0573                       0.0551
2/29/00                  0.0576                       0.0553
3/7/00                   0.0577                       0.0552
3/14/00                  0.0579                       0.0554
3/21/00                  0.0582                       0.0558
3/28/00                  0.0592                       0.0565
4/4/00                   0.0593                       0.0571
4/11/00                  0.0594                       0.0569
4/18/00                  0.0597                       0.0572
4/25/00                  0.0595                       0.0572
5/2/00                   0.0601                       0.0574
5/9/00                   0.0601                       0.0576
5/16/00                  0.0608                       0.0584
5/23/00                  0.0625                       0.0599
5/30/00                  0.0632                       0.0606
6/6/00                   0.0636                       0.061
6/13/00                  0.0637                       0.0613
6/20/00                  0.0642                       0.0618
6/27/00                  0.0643                       0.0621
7/4/00                   0.0657                       0.0628
7/11/00                  0.0648                       0.0623
7/18/00                  0.0648                       0.0625
7/25/00                  0.0649                       0.0626
8/1/00                   0.0651                       0.0627
8/8/00                   0.0647                       0.0624
8/15/00                  0.0649                       0.0626
8/22/00                  0.065                        0.0626
8/29/00                  0.0653                       0.0626


Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual Fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investment in Cash Reserves Portfolio, at value (Note 1A)         $5,933,117,297
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                 15,178,848
Dividends payable                                                      4,959,869
Accrued expenses and other liabilities                                   329,263
--------------------------------------------------------------------------------
   Total liabilities                                                  20,467,980
--------------------------------------------------------------------------------
NET ASSETS                                                        $5,912,649,317
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $5,912,649,317
================================================================================
CLASS N SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($5,788,232,850/5,788,232,850 shares outstanding)                          $1.00
================================================================================
CLASS SVB SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($124,416,467/124,416,467 shares outstanding)                              $1.00
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                  $351,021,741
Allocated expenses from Cash Reserves Portfolio        (5,822,139)
--------------------------------------------------------------------------------
                                                                    $345,199,602
EXPENSES:
Administrative fees (Note 3A)                          20,378,344
Shareholder Servicing Agents' fees Class N (Note 3B)    5,807,173
Shareholder Servicing Agents' fees Class SVB(Note 3B)       9,081
Distribution fees Class N (Note 4)                      5,807,173
Distribution fees Class SVB (Note 4)                       91,265
Trustees' fees                                             50,909
Legal fees                                                 26,013
Custody and fund accounting fees                           22,724
Registration fees                                          19,218
Shareholder reports                                        18,901
Audit fees                                                 11,230
Transfer agent fees                                        11,000
Miscellaneous                                              26,198
--------------------------------------------------------------------------------
  Total expenses                                       32,279,229
Less aggregate amounts waived or assumed by
  Administrator, Shareholder Servicing Agents, and
  Distributor (Notes 3A, 3B, and 4)                   (28,661,063)
--------------------------------------------------------------------------------
    Net expenses                                                      3,618,166
--------------------------------------------------------------------------------
Net investment income                                               $341,581,436
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                      YEAR ENDED AUGUST 31,
                                               ---------------------------------
                                                      2000             1999
================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2):
Class N shares                                  $ 340,615,217     $ 234,143,780
Class SVB shares                                      966,219                --
--------------------------------------------------------------------------------
                                                  341,581,436       234,143,780
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (NOTE 5):
CLASS N
Proceeds from sale of shares                    77,968,165,91    64,269,922,643
Net asset value of shares issued to
  shareholders from reinvestment
  of dividends                                    259,090,353       182,380,096
Cost of shares repurchased                    (78,233,622,852)  (62,038,204,029)
--------------------------------------------------------------------------------
Total Class N                                      (6,366,586)    2,414,098,710
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE (NOTE 5):
CLASS SVB*
Proceeds from sale of shares                      207,203,287                --
Net asset value of shares issued to shareholders
  from reinvestment of dividends                       966,21                --
Cost of shares repurchased                        (83,753,039)               --
--------------------------------------------------------------------------------
Total Class SVB                                   124,416,467                --
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                        118,049,881     2,414,098,710
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                             5,794,599,436     3,380,500,726
--------------------------------------------------------------------------------
End of period                                 $ 5,912,649,317  $  5,794,599,436
================================================================================
*April 24, 2000 (Commencement of Operations)

See notes to financial statements

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                                                     CLASS N
                                       ---------------------------------------------------------------
                                                              YEAR ENDED AUGUST 31,
                                       ---------------------------------------------------------------
                                        2000         1999          1998         1997           1996
======================================================================================================
Net Asset Value, beginning of period  $1.00000       $1.00000      $1.00000     $1.00000      $1.00000
Net investment income                  0.05890        0.05041       0.05548      0.05459       0.05521
Less dividends from net
  investment income                   (0.05890)      (0.05041)     (0.05548)    (0.05459)     (0.05521)
------------------------------------------------------------------------------------------------------
Net Asset Value, end of period        $1.00000       $1.00000      $1.00000     $1.00000      $1.00000
======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                   $5,788,233     $5,794,599    $3,380,501   $1,967,491    $1,257,134
Ratio of expenses to average
  net assets+                            0.16%          0.19%         0.20%        0.18%         0.20%
Ratio of net investment income
  to average net assets+                 5.87%          5.04%         5.57%        5.52%         5.52%
Total return                             6.05%          5.16%         5.69%        5.60%         5.66%

Note: If agents of the Fund and agents of Cash  Reserves  Portfolio had not waived all or a portion of their fees during the period indicated, the net investment income per share and  the ratios would have been as follows:

Net investment income per share       $0.05271       $0.04557      $0.04948     $0.04844      $0.04921
RATIOS:
Expenses to average net assets+          0.78%          0.79%         0.79%        0.80%         0.80%
Net investment income to
  average net assets+                    5.25%          4.44%         4.98%        4.90%         4.92%
======================================================================================================


                                                             CLASS SVB
                                                   -----------------------------
                                                   FOR THE PERIOD APRIL 24, 2000
                                                   (COMMENCEMENT OF OPERATIONS)
                                                        TO AUGUST 31, 2000
================================================================================
Net Asset Value, beginning of period                        $1.00000
Net investment income                                        0.02120
Less dividends from net investment income                   (0.02120)
--------------------------------------------------------------------------------
Net Asset Value, end of period                              $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                   $124,416
Ratio of expenses to average net assets+                       0.66%*
Ratio of net investment income to average net assets+          5.35%*
Total return                                                   2.14%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                              $0.02039
RATIOS:
Expenses to average net assets+                                 1.28%*
Net investment income to average net assets+                    4.73%*
================================================================================
 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized


8 See notes to financial statements

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Liquid Reserves (the "Fund") is a separate diversified series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as investment adviser. The value of such investment reflects the Fund's proportionate interest (41.2% at August 31, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers as Shareholder Servicing Agent.

The Fund, as of August 31, 2000, offered Class N shares and SVB Liquid Reserves ("SVB") shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to the class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund, if the Fund were liquidated. The Fund commenced its public offering of SVBshares on April 24, 2000.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The  financial   statements  of  the  Portfolio,   including  the  portfolio  of
investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in
Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses is charged against and reduces the amount of the Fund's investment in the Portfolio.

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (continued)


2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2000, management agreed to voluntarily limit Fund expenses to 0.20% of average daily net assets for Class N inclusive of Portfolio allocated expenses.

   A.  ADMINISTRATIVE  FEES  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $20,378,344 of which $16,999,021 was voluntarily waived for the year ended August 31, 2000. Citibank acts as Sub-Administrator and performs certain duties and receives compensation from CFBDS from time to time as agreed to by CFBDS and Citibank. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENTS FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees amounted to $5,807,173 for Class N, all of which were contractually waived for the year ended August 31, 2000, and $9,081 for Class SVB, all of which was voluntarily waived for the period April 24, 2000 to August 31, 2000. The contractual fee waivers terminate on December 31, 2000 for Class N.

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS


4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets for Class N shares and 0.60% of the Fund's average daily net assets for SVB shares of the Fund's average daily net assets of the Fund. The Distribution fees for Class N amounted to $5,807,173, all of which were contractually waived and $91,265 for Class SVB, of which $47,696 was voluntarily waived for the year ended August 31, 2000. The contractual fee waivers terminate on December 31, 2000 for Class N. The Distributor has contractually agreed to assume all Class N distribution expenses through August 31, 2000.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $27,430,529,212 and $27,643,510,462, respectively, for the year ended August 31, 2000.

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF CITIFUNDS INSTITUTIONAL TRUST (THE TRUST)
AND THE SHAREHOLDERS OF CITIFUNDS INSTITUTIONAL LIQUID RESERVES:

     In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CitiFunds Institutional Liquid Reserves (the "Fund"), a series of CitiFunds Institutional Trust, at August 31,2000 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2000

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2000


                                               PRINCIPAL
                                                AMOUNT
ISSUER                                      (000'S OMITTED)                VALUE
--------------------------------------------------------------------------------
ASSET BACKED -- 9.1%
--------------------------------------------------------------------------------
Lincs-Ser,*
  6.63% due 7/07/01                             $100,000             $99,991,260
Restructured Asset Securities,*
  6.64% due 6/22/01                               65,000              65,000,000
Steers,
  6.86% due 10/02/00                             365,000             365,028,521
Strategic Money Market
  Trust Receipts,*
  6.78% due 9/13/003                              50,000             350,001,796
  6.64% due 12/13/00                             320,000             320,000,000
Strats Trust,
  6.65% due 8/20/01                              100,000             100,000,000
                                                                  --------------
                                                                   1,300,021,577
                                                                  --------------

BANK NOTES -- 3.9%
--------------------------------------------------------------------------------
BankAmerica,
  6.46% due 11/09/00                             100,000             100,000,000
  6.48% due 11/20/00                              50,000              50,000,000
  6.90% due 12/13/00                             100,000             100,000,000
  6.93% due 1/16/01                              100,000             100,000,000
  6.98% due 3/30/01                              110,000             110,000,000
  7.18% due 6/14/01                              100,000             100,000,000
                                                                  --------------
                                                                     560,000,000
                                                                  --------------

CERTIFICATES OF DEPOSIT (EURO) -- 9.3%
--------------------------------------------------------------------------------
Bayerische Hypo,
  6.52% due 12/28/00                             173,000             172,905,328
Commerzbank,
  6.88% due 4/30/01                              110,000             109,986,240
Credit Agricole
  Indosuez,
  7.00% due 7/09/01                              100,000             100,000,000
  6.89% due 8/24/01                              100,000              99,976,832
Credit Suisse First
  Boston,
  6.78% due 10/02/00                             100,000             100,007,905
Landesbank Hessen Thuringen,
  7.01% due 11/24/00                              57,000              57,001,521
Merrill Lynch & Co. Inc.,
  6.67% due 3/02/01                              500,000             499,950,137
Morgan Stanley Dean Witter Discover,
  6.69% due 3/16/01                              200,000             200,000,000
                                                                  --------------
                                                                   1,339,827,963
                                                                  --------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 30.2%
--------------------------------------------------------------------------------
Abbey National
  Treasury Services,*
  6.46% due 12/28/00                              89,000              88,988,273
  6.51% due 12/28/00                             100,000             100,018,313
  6.92% due 4/24/01                              200,000             200,000,000
  7.09% due 5/03/01                              150,000             150,009,486
Bank Austria,
  5.93% due 9/07/00                              100,000              99,999,214
  6.71% due 2/12/01                              135,000             134,976,984
Bank of Nova Scotia,
  6.71% due 2/05/01                              150,000             149,975,518
  6.74% due 2/16/01                               40,000              40,007,427
Bayerische Landesbank,
  5.86% due 9/27/00                               94,000              93,995,838
  6.77% due 2/22/01                               62,000              62,000,199
  6.55% due 6/04/01                              135,000             134,954,653
Bear Stearns Cos. Inc.,
  6.75% due 2/20/01                              250,000             250,000,000
Branch Bank & Trust,
  6.68% due 2/16/01                              300,000             299,946,364
Commerzbank,
  6.67% due 3/01/01                              100,000              99,976,469
  6.80% due 4/17/01                               80,175              80,189,255
  7.17% due 6/28/01                              150,000             149,959,226
  7.15% due 6/29/01                              125,000             125,106,330
  6.88% due 8/10/01                              100,000              99,977,738
Credit Suisse
  First Boston,
  6.75% due 3/05/01                              250,000             249,974,796
Deutsche Bank,
  6.20% due 10/18/00                             100,000              99,993,862
  6.45% due 1/08/01                              100,000              99,983,197
  6.89% due 8/20/01                              167,000             166,954,111
Dexia Bank,
  6.98% due 7/18/01                               55,000              55,006,000
Dresdner Bank,
  7.12% due 6/18/01                              100,000              99,984,982
Giro Funding
  U.S. Corp.,
  6.54% due 2/21/01                              103,727             100,467,033
Nord Deutsche Landesbank,
  6.28% due 9/01/00                               50,000              50,000,000
Rabobank Nederland,
  6.13% due 10/31/00                              50,000              49,489,583
  6.47% due 1/18/01                              100,000              99,981,895
  6.52% due 1/25/01                              140,000             139,973,389
  6.85% due 4/06/01                              100,000              99,983,095
  7.18% due 6/13/01                               50,000              49,987,090

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2000


                                           PRINCIPAL
                                            AMOUNT
ISSUER                                  (000'S OMITTED)                    VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (YANKEE) -- (CONT'D)
--------------------------------------------------------------------------------
Societe Generale,
  6.56% due 1/16/01                         $108,000              $  107,980,750
  6.80% due 4/10/01                           50,000                  49,994,258
  6.81% due 4/17/01                           50,000                  50,008,132
  6.75% due 4/18/01                          110,000                 109,979,522
Toronto Dominion
  Bank,
  6.71% due 2/07/01                           90,000                  89,990,686
UBS AG Stamford,
  5.93% due 10/02/00                          50,000                  49,980,604
  6.24% due 12/06/00                          50,000                  49,990,603
  6.23% due 12/07/00                         120,000                 119,980,247
                                                                  --------------
                                                                   4,349,765,122
                                                                  --------------

COMMERCIAL PAPER -- 30.8%
--------------------------------------------------------------------------------
ABN-Amro Bank,
  6.03% due 10/10/00                         100,000                  99,346,750
Associates Corp.
  North America,
  6.66% due 9/01/00                          200,000                 200,000,000
Associates First
  Capital Corp.,
  6.66% due 9/01/00                          110,000                 110,000,000
BankAmerica Corp.,
  6.18% due 11/22/00                         100,000                  98,592,333
Brahms Funding Corp.,
  6.64% due 9/22/00                          105,000                 104,593,178
  6.61% due 10/25/00                         350,000                 346,529,750
British Telecommunications Plc.,
  6.68% due 11/08/00                          97,500                  96,269,767
  6.69% due 11/08/00                          50,000                  49,368,167
  6.18% due 11/17/00                         100,000                  98,678,166
  6.30% due 12/15/00                          60,000                  58,897,500
  6.32% due 12/18/00                          50,000                  49,052,000
Cregem North
  America Inc.,
  5.99% due 10/10/00                         100,000                  99,351,083
Den Danske Bank,
  6.03% due 10/10/00                          50,000                  49,673,375
Four Winds
  Funding Corp.,
  6.52% due 9/11/00                          147,550                 147,282,771
  6.52% due 9/15/00                          100,000                  99,746,444
General Electric
  Capital Corp.,
  6.52% due 2/02/01                          150,000                 145,816,333
Goldman Sachs Corp.,
  6.81% due 9/14/00                          300,000                 300,000,000
International Nederland,
  6.18% due 11/17/00                         100,000                  98,678,167
  6.39% due 12/26/00                         100,000                  97,941,000
Lone Star,
  6.52% due 9/14/00                          252,845                 252,249,691
Moat Funding,
  6.56% due 10/06/00                         275,000                 273,246,111
Morgan Stanley Dean Witter Discover,
  6.68% due 11/24/00                         350,000                 350,000,000
Moriarty Ltd.,
  6.10% due 9/06/00                          100,000                  99,915,278
  6.67% due 11/22/00                          50,000                  49,240,361
  6.77% due 11/22/00                          50,000                  49,229,542
  6.54% due 2/16/01                          200,000                 193,896,000
  6.55% due 2/28/01                          150,000                 145,087,500
Santander Financial,
  6.65% due 12/13/00                         100,000                  98,097,361
Sigma Finance Corp.,
  6.77% due 11/20/00                          90,000                  88,647,000
  6.20% due 11/21/00                          75,000                  73,954,593
  6.55% due 2/08/01                           38,000                  36,893,778
  6.87% due 4/09/01                          100,000                 100,000,000
Surrey Funding Corp.,
  6.53% due 9/18/00                          271,000                 270,164,981
                                                                  --------------
                                                                   4,430,438,980
                                                                  --------------

MEDIUM TERM NOTES -- 2.6%
--------------------------------------------------------------------------------
Abbey National
  Treasury Services,
  6.19% due 10/18/00                         100,000                  99,992,635
E.I. Du Pont
  de Nemours & Co.,
  6.69% due 3/13/01                           53,000                  53,000,000
Credit Suisse
  First Boston,
  6.66% due 5/10/01                          225,000                 224,984,527
                                                                  --------------
                                                                     377,977,162
                                                                  --------------

TIME DEPOSITS -- 10.8%
--------------------------------------------------------------------------------
Barclays Bank Plc.,
  6.63% due 9/01/00                          394,171                 394,171,000
Branch Bank & Trust,
  6.63% due 9/01/00                          200,000                 200,000,000
Harris Trust &Savings,
  6.66% due 9/01/00                          242,218                 242,218,000
Key Bank National Association,
  6.63% due 9/01/00                          150,000                 150,000,000
Societe Generale,
  6.66% due 9/01/00                           66,000                  66,000,000
Suntrust Grand
  Cayman,
  6.63% due 9/01/00                          500,000                 500,000,000
                                                                  --------------
                                                                   1,552,389,000
                                                                  --------------

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2000


                                           PRINCIPAL
                                            AMOUNT
ISSUER                                  (000'S OMITTED)                    VALUE
--------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCY -- 1.5%
--------------------------------------------------------------------------------
Federal Home Loan Bank,
  5.97% due 12/01/00                     $ 100,000               $    99,964,445
Federal Home Loan Bank Consumer
  Discount Notes,
  6.45% due 7/09/01                        100,000                    94,427,917
Federal Home Loan Mortgage
  Discount Notes,
  6.84% due 7/25/01                         20,000                    19,995,054
                                                                 ---------------
                                                                     214,387,416
                                                                 ---------------
UNITED STATES TREASURY BILLS -- 0.7%
--------------------------------------------------------------------------------
United States Treasury Bills,
  5.21% due 11/09/00                        15,000                    14,850,213
  5.28% due 11/09/00                        30,000                    29,696,400
  5.62% due 11/09/00                        60,000                    59,389,062
                                                                 ---------------
                                                                     103,935,675
                                                                 ---------------
TOTAL INVESTMENTS, AT AMORTIZED COST         98.9%                14,228,742,895
OTHER ASSETS, LESS LIABILITIES                1.1                    163,597,739
                                            -----                ---------------
NET ASSETS                                  100.0%               $14,392,340,634
                                            =====                ===============

* Variable interest rate -- subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investments at value (Note 1A)                                   $14,228,742,895
Cash                                                                         278
Interest receivable                                                  164,714,620
--------------------------------------------------------------------------------
  Total assets                                                    14,393,457,793
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate--Investment Advisory fee (Note 2A)                  875,881
Accrued expenses and other liabilities                                   241,278
--------------------------------------------------------------------------------
  Total liabilities                                                    1,117,159
--------------------------------------------------------------------------------
NET ASSETS                                                       $14,392,340,634
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $14,392,340,634
================================================================================


CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INTEREST INCOME (NOTE 1B)                                           $897,863,487

EXPENSES:
Investment Advisory fees (Note 2A)                   $ 22,344,495
Administrative fees (Note 2B)                           7,448,165
Custody and fund accounting fees                        3,354,601
Trustees' fees                                             75,590
Audit fees                                                 40,770
Legal fees                                                 32,452
Other                                                      49,563
--------------------------------------------------------------------------------
  Total expenses                                       33,345,636
Less aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A, and 2B)                (18,433,019)
Less fees paid indirectly (Note 1F)                        (8,375)
--------------------------------------------------------------------------------
  Net expenses                                                      14,904,242
--------------------------------------------------------------------------------
Net investment income                                             $882,959,245
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                                    YEAR ENDED AUGUST 31,
                                           -------------------------------------
                                                  2000                1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                      $    882,959,245    $    628,439,104
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                  58,289,540,600      47,581,662,450
Value of withdrawals                        (59,709,503,859)    (42,086,666,522)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                  (1,419,963,259)      5,494,995,928
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS          (537,004,014)      6,123,435,032
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                          14,929,344,648       8,805,909,616
--------------------------------------------------------------------------------
End of period                              $ 14,392,340,634    $ 14,929,344,648
================================================================================


CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                             YEAR ENDED AUGUST 31,
                                 -----------------------------------------------------------------------
                                        2000           1999           1998           1997           1996
=========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)       $14,392,341    $14,929,345    $ 8,805,910    $ 7,657,400    $ 4,442,187
Ratio of expenses to average
  net assets                           0.10%          0.10%          0.10%          0.10%          0.10%
Ratio of net investment income
  to average net assets                5.93%          5.13%          5.65%          5.57%          5.64%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets         0.22%          0.22%          0.22%          0.23%          0.23%
Net investment income to
  average net assets                   5.81%          5.01%          5.53%          5.44%          5.50%
=========================================================================================================


See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

   F. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, whic provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

CASH RESERVE PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS


2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. INVESTMENT ADVISORY FEE The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $22,344,495 of which $10,984,854 was voluntarily waived for the year ended August 31, 2000. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $7,448,165, all of which were voluntarily waived for the year ended August 31, 2000. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $470,947,921,224 and $471,853,812,341, respectively, for the year ended August 31, 2000.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2000, the commitment fee allocated to the Portfolio was $43,206. Since the line of credit was established, there have been no borrowings.

CASH RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND THE INVESTORS OF CASH RESERVES PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Cash Reserves Portfolio (the "Portfolio") as at August 31, 2000 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 2000, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
October 12, 2000

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

 *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
**AFFILIATED PERSON OF INVESTMENT ADVISER

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor,  Boston, MA 02109
(617) 423-1679

TRANSFER AGENT
CitiFiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of CitiFunds Institutional Liquid Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Institutional Liquid Reserves.

(R) 2000 Citicorp   [RECYCLE LOGO] Printed on recycled paper      CFA/INS.LI/800

--------------------------------------------------------------------------------

      CITIFUNDS(R)
---------------

--------------------------------------------------------------------------------


INSTITUTIONAL
U.S. TREASURY
RESERVES

ANNUAL REPORT
AUGUST 31, 2000

CitiFunds

   --------------------------------------------------------------------------
   Investment products: Not FDIC Insured o No Bank Guarantee o May Lose Value
   --------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  12
--------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                      13
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           14
--------------------------------------------------------------------------------
Statement of Operations                                                       15
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            16
--------------------------------------------------------------------------------
Financial Highlights                                                          17
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 18
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  20
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   Robust economic growth, inflation concerns and rising interest rates helped produce generally higher yields for most money market instruments, including U.S. Treasury bills, during the reporting period. A closer look suggests that most of the improvement in U.S. Treasury bill yields took place during the first eight months of the period. Between May and August, Treasury bill yields actually declined modestly, primarily in response to evidence that the Federal Reserve Board's (the "Fed") restrictive monetary policies were having a moderating effect on U.S. economic growth.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage U.S. Treasury Reserves Portfolio, the portfolio in which the Fund invests all of its investable assets, with the goal of achieving its investment objectives: providing liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

   This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 2000, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ PHILIP W. COOLIDGE
----------------------
Philip W. Coolidge
President
September 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   U.S. TREASURY BILLS PROVIDED POSITIVE RETURNS AND A SAFE HARBOR FOR MANY INVESTORS DURING THE REPORTING PERIOD. These benefits were particularly valuable during the second half of the period, when heightened volatility in the stock market and rising interest rates produced flat or negative returns for some investment classes, including stocks and longer-term bonds. This market volatility, which included a sharp correction in formerly high-flying technology stocks, helped create a flight to quality among many investors.

   This increase in demand for high-quality money market securities, combined with early signs of slower economic growth and an absence of new-issue Cash Management bills, caused U.S. Treasury bill yields to decline between May and August 2000. As a result, U.S. Treasury bill yields ended the reporting period at relatively low levels compared to other taxable money market instruments.

   The U.S. economy during most of the reporting period was characterized by strong growth, rising prices for some important commodities, including oil, and the lowest levels of unemployment in recent memory. During the first half of the reporting period, these positive economic conditions were enhanced by a rapidly rising stock market, especially within market sectors expected to benefit from strong demand for technology and telecommunications services.

   BECAUSE THIS COMBINATION OF POSITIVE ECONOMIC FORCES HAS HISTORICALLY LED TO HIGHER RATES OF INFLATION, THE FED CONTINUED TO MOVE TOWARD A MORE RESTRICTIVE MONETARY POLICY DURING THE PERIOD. In fact, the Fed raised short-term interest rates four times during the reporting period, for a total increase of 1.25%, in an effort to relieve inflationary pressures that might threaten to derail U.S. economic prosperity.

   IN THIS ENVIRONMENT, MANAGEMENT MAINTAINED A RELATIVELY SHORT AVERAGE MATURITY from the start of the reporting period through the second quarter of 2000. This strategy was designed to keep assets available for higher yielding securities should interest rates rise. When it became apparent that Treasury bill yields had peaked, management then extended the Fund's average maturity in order to lock in prevailing yields for as long as practical. Management subsequently reduced the Portfolio's average maturity in anticipation of the issuance of Cash Management bills, scheduled for late August. As of August 31, 2000, the Portfolio's average maturity was 50 days, which is somewhat shorter than the Portfolio's maximum average maturity of 60 days.

   AS FOR THE FORESEEABLE FUTURE, MANAGEMENT EXPECTS THAT THE FED MOST LIKELY WILL NOT MAKE POLICY DECISIONS UNTIL AFTER THE NOVEMBER PRESIDENTIAL ELECTION. Recent economic statistics indicate that the Fed's previous rate hikes may have been effective in slowing the rate of economic growth and forestalling an acceleration of inflation. Consequently, management expects that short-term bond yields will eventually begin to decline from current levels. Management is prepared to extend the Fund's average maturity if and when this occurs. Of course, management will adjust its strategies if economic and market conditions change.

FUND FACTS

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                      DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO         Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               BENCHMARK*
October 2, 1992                          o Lipper S&P AAA rated Taxable
                                           Institutional U.S. Treasury
NET ASSETS AS OF 8/31/00                   Money Market Funds Average
$694.5 million
                                         o iMoneyNet, Inc.
                                           (formerly IBC Financial Data)
                                           Institutional 100% U.S. Treasury
                                           Rated Money Market Funds Average

*  The Lipper  Funds  Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
   performance   (excluding   sales   charges)  of  mutual  funds  with  similar
   objectives.

FUND PERFORMANCE
TOTAL RETURNS

                                                                     SINCE
                                              ONE      FIVE     OCTOBER 2, 1992
ALL PERIODS ENDED AUGUST 31, 2000            YEAR     YEARS*      INCEPTION*
================================================================================
CitiFunds Institutional U.S.
  Treasury Reserves                           5.38%    5.05%        4.63%
Lipper S&P AAA rated Taxable
  Institutional U.S. Treasury
  Money Market Funds Average                  5.50%    5.15%        4.65%+
iMoneyNet, Inc. (formerly IBC
  Financial Data) 100% AAA-rated
  Institutional U.S. Treasury
  Money Market Funds Average                  5.22%    4.91%        4.54%+

* Average Annual Total Return
+ From 9/30/92



7-DAY YIELDS
Annualized Current         5.83%
Effective                  6.00%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during the seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION -- For the fiscal year ended August 31, 2000 the Fund paid $0.05249 per share to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investments in U.S. Treasury Reserves Portfolio, at value (Note 1)  $694,178,290
Receivable for shares of beneficial interests sold                     1,000,000
--------------------------------------------------------------------------------
  Total Assets                                                       695,178,290
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        535,271
Payable for shares of beneficial interest repurchased                     16,500
Accrued expenses and other liabilities                                   149,660
--------------------------------------------------------------------------------
  Total liabilities                                                      701,431
--------------------------------------------------------------------------------
NET ASSETS for 694,476,859 shares of beneficial
  interest outstanding                                              $694,476,859
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $694,476,859
================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio      $34,309,929
Allocated expenses from
  U.S. Treasury Reserves Portfolio                   (622,836)
--------------------------------------------------------------------------------
                                                                     $33,687,093
EXPENSES:
Administrative fees (Note 3A)                       2,173,447
Shareholder Servicing Agents' fees (Note 3B)          620,985
Distribution fees (Note 4)                            620,985
Registration fees                                      32,247
Legal fees                                             18,984
Custody and fund accounting fees                       18,561
Audit fees                                             17,491
Shareholder reports                                    17,454
Transfer agent fees                                    12,000
Trustees' fees                                          8,855
Miscellaneous                                          17,481
--------------------------------------------------------------------------------
  Total expenses                                    3,558,490
Less aggregate amounts waived by Administrator,
  Shareholder Servicing Agent and Distributor
  (Notes 3A, 3B and 4)                             (2,626,168)
--------------------------------------------------------------------------------
  Net expenses                                                           932,322
--------------------------------------------------------------------------------
Net investment income                                                $32,754,771
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                                      YEAR ENDED AUGUST 31,
                                               ---------------------------------
                                                     2000              1999
================================================================================
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2):                    $   32,754,771    $   12,928,883
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST AT NET ASSET VALUE OF
  $1.00 PER SHARE (NOTE 5):
Proceeds from sale of shares                    1,729,123,528     1,598,993,736
Net asset value of shares issued to
  shareholders from reinvestment
  of dividends                                     29,421,828        11,328,224
Cost of shares repurchased                     (1,669,432,987)   (1,269,093,377)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         89,112,369       341,228,583
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               605,364,490       264,135,907
--------------------------------------------------------------------------------
End of period                                  $  694,476,859    $  605,364,490
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
FINANCIAL HIGHLIGHTS

                                                  YEAR ENDED AUGUST 31,
                                 ---------------------------------------------------------
                                   2000        1999        1998        1997        1996
==========================================================================================
Net Asset Value, beginning
  of period                      $1.00000    $1.00000    $1.00000    $1.00000    $1.00000
Net investment income             0.05249     0.04395     0.05001     0.04994     0.05051
Less dividends from net
  investment income              (0.05249)   (0.04395)   (0.05001)   (0.04994)   (0.05051)
------------------------------------------------------------------------------------------
Net Asset Value, end of period   $1.00000    $1.00000    $1.00000    $1.00000    $1.00000
==========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                $694,477    $605,364    $264,136    $306,350    $213,395
Ratio of expenses to
  average net assets+               0.25%       0.25%       0.25%       0.25%       0.25%
Ratio of net investment income
  to average net assets+            5.27%       4.40%       5.00%       5.01%       5.03%
Total return                        5.38%       4.48%       5.12%       5.11%       5.17%

Note: If Agents of the Fund and agents of U.S. Treasury Reserves  Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share  $0.04753    $0.03806    $0.04431    $0.04416    $0.04428

RATIOS:
Expenses to average net assets+     0.80%       0.84%       0.82%       0.83%       0.87%
Net investment income to
  average net assets+               4.72%       3.81%       4.43%       4.43%       4.41%
==========================================================================================

+ Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.


See notes to financial statements

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional U.S. Treasury Reserves (the "Fund") is a diversified separate series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the "Portfolio"), an open-end, diversified management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (52.4% at August 31, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

   D. OTHER All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)


3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2000, management agreed to voluntarily limit Fund expenses to 0.25%.

   A.  ADMINISTRATIVE  FEES  Under  the  terms  of  an  Administrative  Services
Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $2,173,447, of which $1,384,198 was contractually waived for the year ended August 31, 2000. The contractual fee waivers of 0.20% terminates on December 31, 2000. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $620,985, all of which were contractually waived for the year ended August 31, 2000. The contractual fee waivers terminate on December 31, 2000.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Distribution fees amounted to $620,985, all of which was contractually waived for the year ended August 31, 2000. The contractual fee waivers terminate on December 31, 2000. The Distributor has contractually agreed to assume all distribution expenses through August 31, 2000.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS


5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $2,244,623,419 and $2,189,759,139, respectively, for the year ended August 31, 2000.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES:

   We have audited the accompanying statement of assets and liabilities of CitiFunds Institutional U.S. Treasury Reserves, a separate series of CitiFunds Institutional Trust (the "Trust") (a Massachusetts business trust), as of August 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 2000 and 1999, and the financial highlights for each of the years in the five-year period ended August 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights represent fairly, in all material respects, the financial position of CitiFunds Institutional U.S. Treasury Reserves at August 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 2000

U.S. TREASURY RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2000

                                           PRINCIPAL
                                            AMOUNT
ISSUER                                  (000'S OMITTED)              VALUE
--------------------------------------------------------------------------------
U.S. TREASURY BILLS -- 100.0%
--------------------------------------------------------------------------------
United States Treasury Bill,
  due 9/14/00                              $ 80,000              $   79,836,561
  due 9/21/00                                96,601                  96,292,622
  due 9/28/00                               222,426                 221,438,693
  due 10/05/00                              197,894                 196,795,914
  due 10/26/00                              262,430                 260,028,976
  due 11/02/00                              113,078                 111,898,507
  due 11/09/00                              239,856                 237,061,552
  due 11/30/00                              123,346                 121,478,030
                                                                 --------------
TOTAL INVESTMENTS, AT AMORTIZED COST          100.0%              1,324,830,855
OTHER ASSETS, LESS LIABILITIES                  0.0                    (142,567)
                                              -----              ---------------
Net Assets                                    100.0%             $1,324,688,288
                                              =====              ==============

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                          $1,324,830,855
Cash                                                                         292
--------------------------------------------------------------------------------
  Total assets                                                     1,324,831,147
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliate - Investment advisory fees (Note 2A)                 89,641
Accrued expenses and other liabilities                                    53,218
--------------------------------------------------------------------------------
  Total liabilities                                                      142,859
--------------------------------------------------------------------------------
NET ASSETS                                                        $1,324,688,288
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $1,324,688,288
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INVESTMENT INCOME (Note 1B)                                        $ 68,115,709

EXPENSES:
Investment Advisory fees (Note 2A)                   $  1,855,394
Administrative fees (Note 2B)                             618,465
Custody and fund accounting fees                          284,473
Legal fees                                                 32,160
Audit fees                                                 21,500
Trustees' fees                                             15,733
Miscellaneous                                              24,986
--------------------------------------------------------------------------------
  Total expenses                                        2,852,711
Less aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A and 2B)                  (1,615,405)
Less fees paid indirectly (Note 1D)                           (21)
--------------------------------------------------------------------------------
  Net expenses                                                        1,237,285
--------------------------------------------------------------------------------
Net investment income                                              $ 66,878,424
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                   YEAR ENDED AUGUST 31,
                                             ----------------------------------
                                                   2000               1999
================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                        $    66,878,424    $    40,398,488
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                    4,524,590,945      3,426,724,559
Value of withdrawals                          (4,455,407,592)    (3,190,341,131)
--------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                            69,183,353        236,383,428
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                       136,061,777        276,781,916
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                            1,188,626,511        911,844,595
--------------------------------------------------------------------------------
End of period                                $ 1,324,688,288    $ 1,188,626,511
================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                              YEAR ENDED AUGUST 31,
                                 ------------------------------------------------------------------------
                                        2000           1999           1998           1997           1996
=========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                $ 1,324,688    $ 1,188,627    $   911,845    $   907,910    $   767,804
Ratio of expenses to
  average net assets                   0.10%          0.10%          0.10%          0.10%          0.10%
Ratio of net investment income
  to average net assets                5.41%          4.55%          5.14%          5.15%          5.20%

Note: If the agents of the Portfolio had not  voluntarily  waived a portion of their fees for the periods indicated  and the  expenses  were not reduced for fees paid  indirectly,  the ratios  would have been as follows:

RATIOS:
Expenses to average net assets         0.23%          0.23%          0.23%          0.24%          0.25%
Net investment income to
  average net assets                   5.28%          4.42%          5.01%          5.01%          5.05%
=========================================================================================================

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc ("CFBDS"), acts as the Portfolio's Administrator. Citibank N.A. ("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

   C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. OTHER Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. INVESTMENT ADVISORY FEE The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,855,394 of which $996,940 was voluntarily waived for the year ended August 31, 2000. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

   B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $618,465, all of which was contractually waived for the year ended August 31, 2000. The contractual fee waivers terminate on December 31, 2000. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $9,785,486,816 and $9,712,033,716, respectively, for the year ended August 31, 2000.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2000, the commitment fee allocated to the Portfolio was $3,755. Since the line of credit was established, there have been no borrowings.

U.S. TREASURY RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF
U.S. TREASURY RESERVES PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 2000 and 1999, and the financial highlights for each of the years in the five-year period ended August 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio at August 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 2000

This report is prepared for the information of shareholders of CitiFunds Institutional U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Institutional U.S. Treasury Reserves.

(C) 2000 Citicorp   [RECYCLE LOGO] Printed on recycled paper      CFA/INS.US/800

--------------------------------------------------------------------------------

      CITIFUNDS(R)
---------------

--------------------------------------------------------------------------------

Institutional
Tax Free
Reserves



ANNUAL REPORT
AUGUST 31, 2000

CitiFunds

   --------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
   --------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  12
--------------------------------------------------------------------------------

TAX FREE RESERVES PORTFOLIO

Portfolio of Investments                                                      13
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           20
--------------------------------------------------------------------------------
Statement of Operations                                                       20
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            21
--------------------------------------------------------------------------------
Financial Highlights                                                          21
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 22
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  24
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear CitiFunds Shareholder:

   Robust economic growth, inflation concerns and rising interest rates helped produce generally higher yields for tax-exempt money market instruments during the reporting period. However, a closer look suggests that most of the improvement in short-term tax-exempt yields took place during the first six months of the period. Between March and August 2000, tax-exempt yields actually declined modestly, primarily in response to supply-and-demand forces that were unique to the municipal marketplace.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage Tax Free Reserves Portfolio, the portfolio in which the Fund invests all of its investable assets, with the goal of achieving its investment objective: providing high levels of current income that are exempt from federal income taxes, preservation of capital and liquidity.

   This annual report reviews the Fund's investment activities and performance during the twelve months ended August 31, 2000, and provides a summary of Citibank's perspective on and outlook for the tax-exempt money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ PHILIP W. COOLIDGE
----------------------
Philip W. Coolidge
President
September 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   TAX-EXEMPT MONEY MARKET INSTRUMENTS PROVIDED COMPETITIVE RETURNS AND A SAFE HARBOR FOR MANY INVESTORS DURING THE REPORTING PERIOD. These benefits were particularly valuable during the second half of the period, when heightened volatility in the stock market and rising interest rates produced flat or negative returns for some investment classes, including many stocks and longer-term bonds. However, tax-exempt yields ended the reporting period at fairly low levels relative to taxable money market yields. This was due mainly to a reduction in the issuance of short-term tax-exempt securities by municipalities during the first eight months of 2000 compared to the same period one year ago.

   The U.S. economy during most of the reporting period was characterized by strong growth, rising prices for some important commodities, including oil, and the lowest levels of unemployment in recent memory. During the first half of the reporting period, these economic conditions were enhanced by a rapidly rising stock market, especially within market sectors expected to benefit from strong demand for technology and telecommunications services.

   BECAUSE THIS COMBINATION OF POSITIVE ECONOMIC FORCES HAS HISTORICALLY LED TO HIGHER RATES OF INFLATION, THE FED CONTINUED TO MOVE TOWARD A MORE RESTRICTIVE MONETARY POLICY DURING THE PERIOD. In fact, the Fed raised short-term interest rates four times during the reporting period, for a total increase of 1.25%, in an effort to relieve inflationary pressures that might threaten to derail U.S. economic prosperity.

   The Fed's actions strongly influenced tax-exempt money markets during the first half of the reporting period, causing tax-exempt yields to rise along with yields in other sectors of the bond markets. DURING THE SECOND HALF OF THE PERIOD, HOWEVER, TECHNICAL MARKET FORCES ECLIPSED INTEREST-RATE TRENDS, CAUSING TAX-EXEMPT YIELDS TO FALL MODESTLY BETWEEN MARCH AND AUGUST. More specifically, because many municipal issuers enjoyed higher-than-expected tax revenues during this period of economic strength, they had less need to borrow in the short-term bond market. Accordingly, issuance of short-term tax-exempt securities fell. At the same time, demand for money market instruments rose when the stock market began to falter in March and April, and individuals sought to protect some of their gains during a time of heightened market volatility.

   IN  THIS  ENVIRONMENT,  MANAGEMENT  MAINTAINED  A  RELATIVELY  SHORT  AVERAGE
MATURITY FROM SEPTEMBER 1999 THROUGH MAY 2000. This strategy was designed to keep assets available for higher yielding securities if interest rates rose. When it became apparent in May that tax-exempt rates had peaked, management then extended the Fund's average maturity in order to lock in prevailing yields for as long as practical.

   FROM A SECURITY SELECTION PERSPECTIVE, MANAGEMENT CONTINUED TO FOCUS PRIMARILY ON VARIABLE RATE DEMAND NOTES (VRDNS), WHICH ARE SHORT-TERM INSTRUMENTS THAT ARE SECURITIZED AND ISSUED BY INVESTMENT BANKS. This emphasis on floating-rate securities enabled the Fund to capture higher yields more quickly as they became available. The managers' focus on VRDNs was also partly the result of the lack of new municipal notes in the marketplace. As of August 31, 2000, weekly VRDNs comprised about 76% of the Fund's portfolio, and municipal notes and bonds accounted for 24%.

AS FOR THE FORESEEABLE FUTURE, MANAGEMENT EXPECTS THAT THE FED MOST LIKELY WILL NOT MAKE POLICY DECISIONS UNTIL AFTER THE NOVEMBER PRESIDENTIAL ELECTION. Recent economic statistics indicate that the Fed's previous rate hikes may have been effective in slowing the rate of economic growth and forestalling an acceleration of inflation. Accordingly, management expects to maintain the current maturity strategy and security selection approach over the next few months. Of course, management may adjust its strategies as economic and market conditions change.


FUND FACTS

FUND OBJECTIVE
Provide high levels of current income which is exempt from federal income taxes*, preservation of capital and liquidity.

INVESTMENT ADVISER,                      DIVIDENDS
TAX FREE RESERVES PORTFOLIO              Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS               CAPITAL GAINS
May 21, 1997                             Distributed annually, if any

NET ASSETS AS OF 8/31/00                 BENCHMARK**
$176.0 million                           o Lipper Institutional Tax Exempt
                                           Money Market Funds Average

                                         o iMoneyNet, Inc. (formerly
                                           IBC Financial Data) Institutional Tax
                                           Free Money Market Funds Average

 * A portion of the income may be subject to the Federal Alternative Minimum Tax
   (AMT). Consult your personal tax adviser.

** The Lipper  Funds  Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
   performance   (excluding   sales   charges)  of  mutual  funds  with  similar
   objectives.

FUND PERFORMANCE
TOTAL RETURNS
                                                                        SINCE
                                                              ONE   MAY 21, 1997
ALL PERIODS ENDED AUGUST 31, 2000                            YEAR    INCEPTION*
================================================================================
CitiFunds Institutional Tax Free Reserves                   3.74%      3.44%
Lipper Institutional Tax Exempt Money Market
  Funds Average                                             3.56%      3.26%+
iMoneyNet, Inc. (formerly IBCFinancial Data)
  Institutional Tax Free Money Market Funds Average         3.55%      3.27%+

* Average Annual Total Return
+ From 5/31/97

7-DAY YIELDS
Annualized Current   4.05%
Effective            4.13%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2000 the Fund paid $0.03182 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions were exempt from Federal income tax. In addition, 14.8% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

COMPARISON  OF 7-DAY YIELDS FOR  CITIFUNDS  INSTITUTIONAL  TAX FREE RESERVES VS.
iMONEYNET, INC. (FORMERLY IBC FINANCIAL DATA) INSTITUTIONAL TAX FREE MONEY MARKET FUNDS AVERAGE

            [Table below represents line chart in its printed piece]

             CitiFunds Institutional     iMoneyNet, Inc. Institutional Tax Free
               Tax Free Reserves               Money Market Funds Average
             -----------------------     ---------------------------------------
8/31/99              5.07                                4.96
                     5.08                                4.97
                     5.09                                4.99
                     5.13                                5.01
                     5.17                                5.04
                     5.22                                5.08
10/12/99             5.23                                5.07
                     5.27                                5.09
                     5.27                                5.1
                     5.38                                5.16
                     5.36                                5.15
                     5.36                                5.21
                     5.41                                5.28
11/30/99             5.51                                5.36
                     5.57                                5.37
                     5.56                                5.43
                     5.61                                5.5
                     5.64                                5.52
                     5.51                                5.4
                     5.71                                5.53
1/18/00              5.7                                 5.5
                     5.67                                5.45
                     5.71                                5.48
                     5.67                                5.49
                     5.68                                5.53
                     5.69                                5.54
2/29/00              5.65                                5.57
                     5.67                                5.55
                     5.7                                 5.57
                     5.74                                5.61
                     5.88                                5.68
                     5.95                                5.75
                     5.89                                5.72
4/18/00              5.9                                 5.76
                     5.87                                5.76
                     5.91                                5.8
                     6.03                                5.85
                     5.97                                5.85
                     6.24                                6
5/30/00              6.29                                6.08
                     6.32                                6.18
                     6.34                                6.24
                     6.37                                6.26
                     6.39                                6.27
                     6.49                                6.29
                     6.37                                6.24
7/18/00              6.39                                6.25
                     6.43                                6.27
                     6.46                                6.28
                     6.45                                6.24
                     6.43                                6.26
                     6.43                                6.26
8/29/00              6.45                                6.27


As illustrated, CitiFunds Institutional Tax Free Reserves provided a similar annualized seven-day yield to that of a com-parable iMoneyNet, Inc. Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1)        $176,389,803
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        371,371
Accrued expenses and other liabilities                                    42,259
--------------------------------------------------------------------------------
  Total liabilities                                                      413,630
--------------------------------------------------------------------------------
NET ASSETS for 175,973,253 shares of beneficial
  interest outstanding                                              $175,976,173
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $175,973,253
Accumulated net realized gain                                              2,920
--------------------------------------------------------------------------------
  Total                                                             $175,976,173
================================================================================
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE            $1.00
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INVESTMENT INCOME (Note 1A):
Income from Tax Free Reserves Portfolio                $5,517,603
Allocated expenses from Tax Free Reserves Portfolio      (209,743)
--------------------------------------------------------------------------------
                                                                     $5,307,860
EXPENSES:
Administrative fees (Note 3A)                             487,803
Shareholder Servicing Agents' fees (Note 3B)              139,373
Distribution fees (Note 4)                                139,373
Legal fees                                                 39,344
Custody and fund accounting fees                           18,132
Audit fees                                                 16,200
Shareholder reports                                        11,915
Transfer agent fees                                        11,000
Trustees' fees                                              4,155
Registration fees                                           2,802
Miscellaneous                                               5,213
--------------------------------------------------------------------------------
  Total expenses                                          875,310
Less aggregate amounts waived by Administrator,
  Shareholder Servicing Agents, and Distributor
  (Notes 3A, 3B and 4)                                   (735,955)
--------------------------------------------------------------------------------
Net expenses                                                            139,355
--------------------------------------------------------------------------------
Net investment income                                                 5,168,505
NET REALIZED LOSS ON INVESTMENTS FROM TAX FREE RESERVES PORTFOLIO        (5,510)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $5,162,995
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED AUGUST 31,
                                                  ------------------------------
                                                        2000             1999
================================================================================
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                             $  5,168,505     $  6,430,629
Net realized gain (loss) on investments                 (5,510)           5,181
--------------------------------------------------------------------------------
Net increase in net assets from operations           5,162,995        6,435,810
--------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                               (5,168,505)      (6,430,629)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  AT NET ASSET VALUE OF $1.00 PER SHARE
  (Note 5):
Proceeds from sale of shares                       753,893,610      849,251,536
Net asset value of shares issued to
  shareholders from reinvestment
  of dividends                                       1,432,200        1,824,220
Cost of shares repurchased                        (745,069,645)    (892,666,594)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from transactions in shares of
  beneficial interest                               10,256,165      (41,590,838)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS               10,250,655      (41,585,657)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                165,725,518      207,311,175
--------------------------------------------------------------------------------
End of period                                     $175,976,173     $165,725,518
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
FINANCIAL HIGHLIGHTS
                                                                  MAY 21, 1997
                                                                  (COMMENCEMENT
                                        YEAR ENDED AUGUST 31,     OF OPERATIONS)
                                --------------------------------  TO AUGUST 31,
                                  2000        1999        1998         1997
================================================================================
Net Asset Value,
  beginning of period            $1.00000    $1.00000    $1.00000    $1.00000
Net investment income             0.03182     0.03026     0.03440     0.00984
Less dividends from
  net investment income          (0.03182)   (0.03026)   (0.03440)   (0.00984)
--------------------------------------------------------------------------------
Net Asset Value, end of period   $1.00000    $1.00000    $1.00000    $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                $175,976    $165,726    $207,311    $ 60,048
Ratio of expenses to average
  net assets+                       0.25%       0.25%       0.25%       0.25%*
Ratio of net investment
  income to average
  net assets+                       3.71%       3.02%       3.43%       3.47%*
Total return                        3.74%       3.07%       3.49%       0.99%**

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees and the Administrator had not voluntarily assumed expenses during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share  $0.02737    $0.02395    $0.02718    $0.00729
RATIOS:
Expenses to average net assets+     0.91%       0.88%       0.97%       1.15%*
Net investment income to
  average net assets+               3.05%       2.39%       2.71%       2.57%*
================================================================================
 + Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Tax Free Reserves (the "Fund") is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The value of such investment reflects the Fund's proportionate interest (approximately 26.1% at August 31, 2000) in the net assets of the Portfolio. CFBDS, Inc. ("CFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   C. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)


shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Fund has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year. For the year ended August 31, 2000, management agreed to voluntarily limit Fund expenses to 0.25%.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.35% of the Fund's average daily net assets. Administrative fees amounted to $487,803, of which $457,209 was contractually waived for the year ended August 31, 2000. The contractual fee waiver of 0.25% terminates on December 31, 2000. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENT FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $139,373 all of which was contractually waived for the year ended August 31, 2000. The contractual fee waiver terminates on December 31, 2000.

4. DISTRIBUTION FEE The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the Fund. The distribution fees amounted to $139,373, all of which was contractually waived for the year ended August 31, 2000. The contractual fee waiver terminates on December 31, 2000.

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $863,427,542 and $858,421,311, respectively, for the year ended August 31, 2000.

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS INSTITUTIONAL TAX FREE RESERVES:

   We have audited the accompanying statement of assets and liabilities of CitiFunds Institutional Tax Free Reserves, a separate series of CitiFunds Institutional Trust (the "Trust") (a Massachusetts business trust), as of August 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 2000 and 1999, and the financial highlights for the years ended August 31, 2000, 1999, 1998 and for the period from May 21, 1997 (commencement of operations) to August 31, 1997. The financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds Institutional Tax Free Reserves at August 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 2000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2000


                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER -- 1.8%
--------------------------------------------------------------------------------
Phoenix City, Alabama, Environmental
  Revenue, AMT,
  4.15% due 9/05/00                                 $ 7,000         $  7,000,000
Sullivan Pollution Control Revenue, Indiana,
  4.20% due 9/11/00                                   5,000            5,000,000
                                                                    ------------
                                                                      12,000,000
                                                                    ------------
GENERAL OBLIGATION BONDS
AND NOTES -- 2.9%
--------------------------------------------------------------------------------
Dallas, Texas,
  5.60% due 2/15/01                                   4,000            4,023,719
Minneapolis, Minnesota,
  4.15% due 1/24/01                                   2,000            2,000,000
South Carolina State,
  5.75% due 3/01/01                                   1,000            1,007,792
South Carolina State,
  6.00% due 5/01/01                                   1,000            1,010,376
Utah State,
  5.00% due 7/01/01                                   4,900            4,926,716
Washington State,
  5.50% due 1/01/01                                   6,315            6,343,547
                                                                    ------------
                                                                      19,312,150
                                                                    ------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- 18.0%
--------------------------------------------------------------------------------
Anchorage, Alaska, Telephone
  Utility Revenue,
  4.25% due 12/01/00                                  2,000            2,001,681
Baltimore, Maryland,
  7.00% due 10/15/00                                  1,000            1,003,115
Bayonne, New Jersey,
  5.00% due 7/12/01                                   7,000            7,028,803
Brazos, Texas, Higher Education
  Authority, AMT,
  5.85% due 6/01/01                                   2,000            2,013,628
California Student
  Loan, AMT,
  4.70% due 6/01/01                                   3,000            3,000,000
Chicago, Illinois,
  4.00% due 10/26/00                                  1,000            1,000,000
Cobb County, Georgia, School District,
  4.38% due 12/29/00                                  5,000            5,006,390
Douglas County Colorado,
  School District No 1,
  5.00% due 6/29/01                                   3,000            3,016,224
Everett, Massachusetts,
  6.00% due 12/15/00                                  1,130            1,135,749
Grand Prairie, Texas,
  6.90% due 2/15/01                                     355              358,982
Gulf Coast Waste Disposal Authority,
  Texas, AMT,
  4.20% due 10/01/00                                  4,000            4,000,000
Indianapolis, Indiana,
  Public Improvement,
  5.00% due 1/08/01                                   7,475            7,493,036
Iowa School Corporation,
  5.50% due 6/22/01                                  12,000           12,093,371
Memphis, Tennessee,
  Electric System,
  5.50% due 1/01/01                                   1,000            1,003,227
Mercer County, North Dakota,
  Solid Waste Disposal Authority, AMT,
  4.80% due 12/01/00                                  3,400            3,400,000
Michigan Municipal Bond Authority,
  4.75% due 4/26/01                                   4,000            4,012,449
Michigan Municipal Bond Authority,
  4.30% due 8/23/01                                   2,500            2,516,361
Michigan Municipal Bond Authority,
  5.00% due 7/02/01                                   2,600            2,613,485
Milwaukee, Wisconsin,
  Metropolitan Sewer District,
  4.25% due 10/01/00                                  1,510            1,510,173
New Hampshire State,
  4.50% due 10/01/00                                  2,000            2,000,711
Ohio Housing Finance Agency Mortgage
  Revenue, AMT,
  4.05% due 9/01/00                                   3,000            3,000,000
Oklahoma State Water Resource Board
  State Loan Revenue,
  4.05% due 9/01/00                                   8,500            8,500,000
Panhandle Plains, Texas,
  Higher Education Loan,
  4.80% due 9/01/00                                     845              845,000
Pennsylvania State,
  5.70% due 11/15/00                                  1,000            1,003,084
Putnam County, Florida,
  4.35% due 12/15/00                                  2,500            2,500,000
Salt Lake County, Utah,
  5.00% due 1/01/01                                     600              600,952
Texas State,
  5.25% due 8/31/01                                  15,000           15,141,987

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2000

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
ANNUAL AND SEMI-ANNUAL TENDER REVENUE
BONDS AND NOTES (PUTS) -- (CONT'D)
--------------------------------------------------------------------------------
University, Michigan, University Revenue,
  5.25% due 6/29/01                                 $ 2,000         $  2,014,225
Washington State Public Power Supply,
  5.25% due 7/01/01                                   2,000            2,014,916
Washington State Single Family Mortgage,
  4.88% due 9/01/00                                   5,815            5,815,000
Western, Michigan, University Revenue,
  6.50% due 7/15/01                                   2,475            2,568,505
Yoakum County, Texas,
  4.30% due 11/01/00                                  3,000            3,000,000
York County, South Carolina,
   Pollution Control Revenue,
  4.05% due 9/15/00                                   8,645            8,645,000
                                                                    ------------
                                                                     121,856,054
                                                                    ------------
BOND, REVENUE, TAX AND TAX AND
REVENUE ANTICIPATION NOTES -- 1.6%
--------------------------------------------------------------------------------
De Kalb County, Georgia, TANs,
  4.40% due 8/01/01                                   1,500            1,500,000
Spokane Washington, Trans,
  4.75% due 4/02/01                                   2,000            2,005,594
West Jordan, Utah, TRANs,
  4.75% due 6/29/01                                   6,950            6,963,700
                                                                    ------------
                                                                      10,469,294
                                                                    ------------
VARIABLE RATE DEMAND NOTES* -- 75.8%
--------------------------------------------------------------------------------
ABN -- Amro Leasetops Certificates Trust,
  due 10/01/04                                        3,609            3,609,000
ABN -- Amro Munitops Certificates Trust,
  due 3/07/07                                         4,000            4,000,000
ABN -- Amro Munitops Certificates Trust, AMT,
  due 4/05/06                                         5,000            5,000,000
ABN -- Amro Munitops Certificates Trust, AMT,
  due 7/05/06                                         9,000            9,000,000
ABN -- Amro Munitops Certificates Trust, AMT,
  due 5/07/08                                        15,000           15,000,000
Adams County, Colorado,
  Industrial Development Revenue,
  due 12/01/15                                        2,000            2,000,000
Alaska State Housing Finance Corp., AMT,
  due 6/01/07                                         5,795            5,795,000
Arapahoe County, Colorado, Revenue Authority,
  due 7/01/07                                         1,585            1,585,000
Ascension, Louisiana, Revenue, AMT,
  due 12/01/27                                        2,000            2,000,000
Ashe County, North Carolina,
  Industrial Facilities and Pollution,
  due 7/01/10                                         2,100            2,100,000
Beloit, Kansas, Industrial Development
  Authority, AMT,
  due 12/01/16                                        1,100            1,100,000
Beaver County,
  Pennsylvania, Pollution Control Revenue,
  due 12/01/20                                        1,500            1,500,000
Bexar County, Texas,
  Housing Finance Authority,
  due 9/15/26                                         1,900            1,900,000
Brazos River, Texas, Utility Authority,
  due 4/01/30                                           300              300,000
Brooks County, Georgia, Development
  Authority Revenue,
  due 3/01/18                                         2,000            2,000,000
California State,
  due 12/01/23                                        1,200            1,200,000
Carrollton, Georgia,
  Payroll Development Authority,
  due 3/01/15                                         1,550            1,550,000
Carthage, Missouri,
  Industrial Development Authority Revenue,
  due 4/01/07                                         2,000            2,000,000
Carthage, Missouri, Industrial Development
  Authority Revenue, AMT,
  due 9/01/30                                         2,000            2,000,000
Castle Pines, North Metro District, Colorado,
   due 12/01/28                                       5,195            5,195,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2000

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Chesterfield County, Virginia,
  Industrial Development,
  due 2/01/03                                       $ 1,400         $  1,400,000
Chicago, Illinois,
  due 1/01/23                                        15,847           15,847,000
Chicago, Illinois, Board of Education,
  due 6/01/21                                         3,000            3,000,000
Chicago, Illinois, Gas Supply Revenue,
  due 3/01/30                                         5,000            5,000,000
Chicago, Illinois, O'Hare International
  Airport Revenue,
  due 7/01/10                                           500              500,000
Chicago, Illinois, Water Revenue,
  due 11/01/30                                        2,300            2,300,000
Clarksville, Arizona, Industrial Development
  Revenue, AMT,
  due 8/01/13                                         1,500            1,500,000
Clarksville, Tennessee,
  Public Building Authority,
  due 6/01/29                                         1,700            1,700,000
Clipper Tax Exempt Trust, AMT,
  due 3/01/15                                           765              765,000
Clipper Tax Exempt Trust, AMT,
  due 3/01/16                                         6,430            6,430,000
Coastal Bend, Texas,
  Health Facilities Development,
  due 8/15/28                                         1,000            1,000,000
Cobb County, Georgia, Housing Authority,
  due 9/15/26                                         2,800            2,800,000
Colorado Health Facilities Authority Revenue,
  due 6/01/21                                         9,865            9,865,000
Colorado Springs Utility Revenue,
  due 11/15/26                                        6,520            6,520,000
Columbus, Georgia, Housing Authority Revenue,
  due 11/01/17                                          750              750,000
Connecticut State, Housing Finance Authority,
  due 5/15/18                                         3,545            3,545,000
Connecticut State,
  Health and Education Facilities,
  due 7/01/27                                         1,500            1,500,000
Davidson County, North Carolina,
  Industrial Facilities,
  due 7/01/20                                         2,140            2,140,000
De Kalb County, Georgia,
  Industrial Development Revenue,
  due 2/01/18                                         1,100            1,100,000
De Kalb County, Georgia,
  Multi-Family Housing Revenue,
  due 6/15/25                                         2,400            2,400,000
Denver, Colorado, City and County Airport Revenue,
  due 12/01/20                                        2,300            2,300,000
Detroit, Michigan, Economic Development Corp.,
  due 5/01/09                                         3,000            3,000,000
Director State, Nevada,
  Department of Business, AMT,
  due 8/01/20                                           820              820,000
District of Columbia, Revenue,
  due 10/01/15                                          500              500,000
Emmaus, Pennsylvania,
  General Authority Revenue,
  due 3/01/24                                        13,000           13,000,000
Facilities Municipal Trust,
  due 12/15/14                                        8,315            8,315,000
Fayetteville, Arkansas,
  Industrial Development, AMT,
  due 12/01/04                                        1,100            1,100,000
Fayetteville, Arkansas, Public Facilities Board,
  due 9/01/27                                           100              100,000
Floyd County, Georgia, Development Authority,
  due 9/01/26                                         1,080            1,080,000
Forsyth County, Georgia,
  Industrial Development Revenue,
  due 1/01/07                                         2,000            2,000,000
Fulton County, Georgia,
  Development Authority Revenue,
  due 12/01/12                                        2,000            2,000,000
Fulton County, Georgia,
  Development Authority Revenue,
  due 2/01/18                                         2,000            2,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2000

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Gila County, Arizona,
  Industrial Development Authority,
  due 11/01/25                                      $ 1,585         $  1,585,000
Gordon County, Georgia,
  Industrial Development Authority Revenue,
  due 8/01/17                                         1,000            1,000,000
Gulf Breeze, Florida, Revenue,
  due 3/31/21                                         1,445            1,445,000
Gulf Coast, Texas, Waste Disposal Authority,
  due 6/01/20                                           890              890,000
Gwinett County, Georgia,
  Industrial Development Revenue,
  due 3/01/17                                           310              310,000
Harris County, Texas,
  due 8/01/15                                         2,700            2,700,000
Harris County, Texas,
  Health Facilities Development,
  due 2/15/27                                         1,500            1,500,000
Harris County, Texas,
  Health Facilities Development,
  due 10/01/29                                        3,000            3,000,000
Hawaii State, Housing Financial &
  Development Corp.,
  due 7/01/29                                         9,945            9,945,000
Hawkins County,
  Tennessee, Industrial Development Board,
  due 10/01/27                                        1,450            1,450,000
Hays, Texas, Mental Health Development Facilities,
  due 11/15/14                                        1,000            1,000,000
Henrico County, Virginia,
  Industrial Development Authority,
  due 8/01/23                                           180              180,000
Hillsborough County, Florida, School Board,
  due 1/01/12                                         7,000            7,000,000
Huntington, Tennessee, Industrial
  Development, AMT,
  due 5/01/20                                         4,000            4,000,000
Illinois Educational Facilities
  Authority Revenue,
  due 12/01/25                                          700              700,000
Illinois Health Facilities Authority Revenue,
  due 1/01/20                                           100              100,000
Illinois Health Facilities Authority Revenue,
  due 1/01/16                                         3,000            3,000,000
Irvine Ranch, California, Water District,
  due 9/01/06                                           800              800,000
Jackson County, Mississippi,
  Industrial Development Revenue,
  due 12/01/15                                        2,650            2,650,000
Jacksonville, Florida,
  Health Facilities Revenue,
  due 12/01/23                                        1,900            1,900,000
Jefferson Parish, Louisiana, Home Mortgage,
  due 12/01/26                                        1,690            1,690,000
Jefferson Parish, Louisiana, Industrial
  Development, AMT,
  due 6/01/24                                         1,600            1,600,000
Kansas City, Missouri,
  Industrial Development Authority,
  due 4/01/27                                           800              800,000
Knox County, Tennessee,
  Health Educational Hospital Facilities,
  due 12/01/27                                        8,000            8,000,000
Knox County, Tennessee,
  Industrial Development Board Revenue, AMT,
  due 10/01/00                                          500              500,000
Koch Certificates Trust,
  due 12/13/02                                        4,636            4,636,000
Lone Star Texas Airport Authority,
  due 12/01/14                                          900              900,000
Long Island Power Authority,
  due 4/01/25                                         4,200            4,200,000
Long Island Power Authority,
  due 5/01/33                                         1,000            1,000,000
Los Angeles County, California,
  Housing Authority,
  due 6/15/28                                         5,000            5,000,000
Lower County River Authority,
  due 9/14/00                                         3,000            3,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2000




                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Macon Trust Pooled Variable Rate Certificates
  due 3/03/07                                       $13,825         $ 13,825,000
Madison, Wisconsin,
  Community Development Authority,
  due 6/01/22                                         1,055            1,055,000
Maine Health and Higher Educational Facilities,
  due 7/01/19                                         3,000            3,000,000
Maricopa County, Arizona, Pollution Control,
  due 5/01/29                                         4,100            4,100,000
Marshfield, Wisconsin,
  Industrial Development Revenue,
  due 12/01/14                                        2,500            2,500,000
Maryland State Community Development,
  due 4/01/25                                           465              465,000
Mason County, Kentucky, Pollution Control,
  due 10/15/14                                        2,800            2,800,000
Massachusetts Municipal WHSL Electric Co.,
  due 7/01/19                                         6,600            6,600,000
Massachusetts State Industrial Finance Agency,
  due 11/01/25                                        2,000            2,000,000
Mecklenburg County, North Carolina,
  Industrial Facilities,
  due 9/01/14                                         2,000            2,000,000
Metro Atlanta, Rapid Transportation,
  due 7/01/20                                         5,000            5,000,000
Metropolitan Pier & Exposition Authority, Illinois,
  due 6/15/21                                           165              165,000
Miami Dade County, Florida, Aviation,
  due 10/01/29                                        9,500            9,500,000
Michigan State Strategic Funding,
  due 2/15/34                                         3,000            3,000,000
Minneapolis, Minnesota,
  due 3/01/12                                         2,000            2,000,000
Missouri State Health and
  Educational Facilities Revenue,
  due 7/01/18                                         3,700            3,700,000
Missouri State Health and
  Educational Facilities Revenue,
  due 6/01/26                                            15               15,000
Missouri State Housing and Development
  Common Mortgage,
  due 3/01/30                                         5,995            5,995,000
Moorhead, Minnesota, Solid Waste Disposal, AMT,
  due 4/01/12                                         3,000            3,000,000
Montana State, Health Facility Authority Revenue,
  due 12/01/15                                        1,150            1,150,000
Montgomery County, Tennessee,
  Public Building Authority,
  due 9/01/29                                         1,400            1,400,000
Morristown, Tennessee,
  Industrial Development Board,
  due 2/01/15                                         4,250            4,250,000
Municipal Securities Trust Certificates,
  due 8/01/03                                         4,100            4,100,000
Nash County, North Carolina,
  due 12/01/14                                        1,000            1,000,000
New Hampshire Higher Educational and Health,
  due 6/01/23                                         1,300            1,300,000
New Hanover County, North Carolina,
  due 3/01/14                                         2,250            2,250,000
New Hanover County, North Carolina,
  due 3/01/15                                         2,250            2,250,000
New Hanover County, North Carolina,
  due 3/01/16                                         2,250            2,250,000
New York, New York,
   due 8/01/03                                       10,200           10,200,000
New York Pooled
  Puttable Trust,
  due 12/05/30                                        7,410            7,410,000
New York State Energy Research and Development,
  due 10/01/29                                          500              500,000
New York State Local Government Assistance,
  due 4/01/19                                           500              500,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                             August 31, 2000

                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
New York State Local Government Assistance,
  due 4/01/25                                       $ 7,450         $  7,450,000
North Carolina Educational Facilities,
  due 9/01/26                                           200              200,000
North Cent. Texas, Health Facility Development,
  due 12/01/15                                        4,130            4,130,000
Ohio State, Air Quality Development Authority,
  due 12/01/15                                          900              900,000
Oklahoma Finance Authority Revenue,
  due 1/01/30                                         4,000            4,000,000
Orange County, Florida,
  Industrial Development Authority,
  due 1/01/11                                           375              375,000
Orlando, Florida, Special Assessment Revenue,
  due 10/01/21                                        3,200            3,200,000
Peoria, Illinois, Health Care Facilities Revenue,
  due 5/01/17                                         1,120            1,120,000
Piedmont, South Carolina, Municipal Power Agency,
  due 1/01/22                                         1,000            1,000,000
Pima County, Arizona,
  Industrial Development Authority,
  due 12/01/22                                       10,000           10,000,000
Pinal County, Arizona, Pollution Control Revenue,
  due 12/01/11                                        2,500            2,500,000
Pitney Bowes Credit Corp. Leasetops,
  due 11/13/02                                        1,013            1,013,459
Pitney Bowes Credit Corp. Leasetops,
  due 3/15/05                                         4,060            4,059,718
Pitney Bowes Credit Corp. Leasetops,
  due 3/16/05                                        11,625           11,624,764
Port Arthur, Texas, Navigation District,
  due 10/01/24                                          600              600,000
Port Vancouver, Washington, Revenue,
  due 12/01/09                                        6,100            6,100,000
Puerto Rico Public Finance Corp.,
  due 6/01/12                                         1,115            1,115,000
Puerto Rico Commonwealth,
  due 7/01/27                                         2,750            2,750,000
Puerto Rico Electric Power Authority,
  due 7/01/22                                         1,900            1,900,000
Red Bay, Alabama,
  Industrial Development Board Revenue,
  due 11/01/10                                        3,400            3,400,000
Rhode Island Health and Educational Building,
  due 12/01/29                                        1,000            1,000,000
Rhode Island Health and Educational Building,
  due 3/01/30                                         1,500            1,500,000
Rhode Island State
  Industrial Facilities Corp.,
  due 5/01/05                                         1,250            1,250,000
Rhode Island State
  Industrial Facilities Corp.,
  due 11/01/05                                        3,180            3,180,000
Roswell, Georgia,
  Multi-Family Housing Authority,
  due 8/01/27                                         2,500            2,500,000
Saint Charles Parish, Louisiana,
  Pollution Control Revenue,
  due 3/01/24                                         7,500            7,500,000
San Antonio Texas, Water Revenue,
  due 5/15/26                                         7,000            7,000,000
Savannah, Illinois,
  Industrial Development Revenue,
  due 6/01/04                                           600              600,000
Seattle, Washington,
  Municipal Lighting & Power Revenue,
  due 11/01/10                                        4,995            4,995,000
Seattle, Washington,
  Municipal Lighting & Power Revenue,
  due 11/01/18                                          900              900,000
Sevier County, Tennessee,
  Public Building Authority,
  due 6/01/17                                         2,940            2,940,000
Sevier County, Tennessee,
  Public Building Authority,
  due 6/01/19                                        10,000           10,000,000

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                         August 31, 2000


                                                   PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)         VALUE
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- (CONT'D)
--------------------------------------------------------------------------------
Southeastern Oklahoma Industrial
  Development Authority,
  due 6/01/16                                       $ 3,400        $  3,400,000
Syracuse Industrial Economic
  Development Revenue,
  due 12/01/05                                          585             585,000
Tarrant County, Texas,
  Health Facilities Development,
  due 11/15/26                                          945             945,000
Texas State Department
  of Housing and Community,
  due 3/01/17                                         1,995           1,995,000
Tipton, Indiana, Economic Development Revenue,
  due 7/01/22                                         1,000           1,000,000
Traill County, North
  Dakota, Industrial Development, AMT,
  due 12/01/11                                        1,000           1,000,000
Traill County, North
  Dakota, Industrial Development, AMT,
  due 12/11/11                                        1,000           1,000,000
University Michigan, University Revenue,
  due 12/01/24                                        2,300           2,300,000
Utah State Board of Regents,
  due 11/01/25                                          900             900,000
Valdez, Alaska, Marine Terminal Revenue,
  due 8/01/25                                         4,000           4,000,000
Valdez, Alaska, Marine Terminal Revenue,
  due 10/01/25                                          900             900,000
Valley, California, Health & Hospital System
  Revenue,
  due 5/15/25                                         1,600           1,600,000
Vermont Industrial Development
  Authority Revenue, AMT,
  due 12/01/11                                          700             700,000
Volusia County, Florida, Health Facilities
  Authority,
  due 11/01/15                                          990             990,000
Walton County, Georgia,
  Industrial Building Authority,
  due 10/01/17                                          700             700,000
Washington State Health Care Facilities Revenue,
  due 10/01/05                                        2,000           2,000,000
Watertown, South Dakota,
  Industrial Development Revenue,
  due 8/01/14                                         1,145           1,145,000
Winchester, Kentucky, Industrial Building,
  AMT,
  due 10/01/18                                        2,400           2,400,000
Wyoming Community Development
  Authority Housing Revenue, AMT,
  due 12/01/15                                        7,120           7,120,000
Yolo County, California, Multi-Family Revenue,
  due 11/01/27                                        6,000           6,000,000
                                                                   ------------
                                                                    512,354,941
                                                                   ------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                   100.1%        675,992,439
OTHER ASSETS,
  LESS LIABILITIES                                     (0.1)           (500,139)
                                                      -----        ------------
NET ASSETS                                            100.0%       $675,492,300
                                                      =====        ============

AMT -- Subject to  Alternative  Minimum Tax

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investments, at amortized cost and value (Note 1A)                 $675,992,439
Cash                                                                     33,133
Interest receivable                                                   4,639,778
--------------------------------------------------------------------------------
  Total assets                                                      680,665,350
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     5,047,069
Payable to affiliate - Investment advisory fees (Note 2A)                72,735
Accrued expenses and other liabilities                                   53,246
--------------------------------------------------------------------------------
  Total liabilities                                                   5,173,050
--------------------------------------------------------------------------------
NET ASSETS                                                         $675,492,300
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $675,492,300
================================================================================


TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INTEREST INCOME (Note 1B)                                           $25,214,816
EXPENSES:
Investment Advisory fees (Note 2A)                 $1,285,870
Administrative fees (Note 2B)                         321,468
Custody and fund accounting fees                      182,490
Legal fees                                             22,051
Audit fees                                             21,500
Trustees' fees                                         13,064
Miscellaneous                                           2,212
--------------------------------------------------------------------------------
  Total expenses                                                      1,848,655
Less aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A and 2B)                                  (860,853)
Less fees paid  indirectly (Note 1D)                                    (23,492)
--------------------------------------------------------------------------------
  Net expenses                                                          964,310
--------------------------------------------------------------------------------
Net investment income                                                24,250,506
NET REALIZED LOSS ON INVESTMENTS                                        (23,055)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $24,227,451
================================================================================

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                       YEAR ENDED AUGUST 31,
                                                    ----------------------------
                                                       2000             1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income                     $   24,250,506         $   22,768,275
Net realized gain (loss) on investments          (23,055)                16,677
--------------------------------------------------------------------------------
Increase in net assets from operations        24,227,451             22,784,952
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                2,196,552,821          3,367,197,193
Value of withdrawals                      (2,202,408,291)        (3,456,720,231)
--------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                   (5,855,470)           (89,523,038)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         18,371,981            (66,738,086)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                          657,120,319            723,858,405
--------------------------------------------------------------------------------
End of period                             $  675,492,300         $  657,120,319
================================================================================


TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS
                                         YEAR ENDED AUGUST 31,
                           ----------------------------------------------------
                             2000       1999       1998       1997       1996
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)          $675,492   $657,120   $723,858   $483,630   $372,171
Ratio of expenses to
  average net assets           0.15%      0.15%      0.15%      0.19%      0.30%
Ratio of net investment
  income to average
  net assets                   3.77%      3.11%      3.53%      3.46%      3.31%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

RATIOS:
Expenses to average
  net assets                   0.29%      0.29%      0.29%      0.31%      0.32%
Net investment income to
  average net assets           3.63%      2.98%      3.39%      3.35%      3.29%
================================================================================

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, nondiversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc. ("CFBDS"), acts as the Portfolio's Administrator. Citibank, N.A.
("Citibank") acts as the Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INVESTMENT INCOME AND EXPENSES Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. FEDERAL INCOME TAXES The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. OTHER Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE

   A. INVESTMENT ADVISORY FEE The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $1,285,870, of which $539,386 was voluntarily waived for the year ended August 31, 2000. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEE Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $321,467, all of which was voluntarily waived for the year ended August 31, 2000. The Portfolio pays

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $2,521,124,431 and $2,509,477,347, respectively, for the year ended August 31, 2000.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 2000, for federal income tax purposes, amounted to $675,992,439.

5. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2000, the commitment fee allocated to the Portfolio was $1,833. Since the line of credit was established, there have been no borrowings.

TAX FREE RESERVES PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF
TAX FREE RESERVES PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax Free Reserves Portfolio (a New York Trust) as of August 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 2000 and 1999, and the financial highlights for each of the years in the five-year period ended August 31, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio at August 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 2000

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Rilley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

 *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
**AFFILIATED PERSON OF INVESTMENT ADVISER

INVESTMENT ADVISER
(OF  TAX FREE RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT
CitiFiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of CitiFunds Institutional Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Institutional Tax Free Reserves.

(c) 2000 Citicorp  [Recycle Logo] Printed on recycled paper       CFA/INS TF/800

--------------------------------------------------------------------------------

      CITIFUNDS(R)
---------------

--------------------------------------------------------------------------------

Institutional
Cash Reserves


ANNUAL REPORT
AUGUST 31, 2000


CitiFunds

   --------------------------------------------------------------------------
   INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
   --------------------------------------------------------------------------

TABLE OF CONTENTS


CITIFUNDS INSTITUTIONAL CASH RESERVES

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------
Portfolio of Investments                                                       5
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            6
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------
Independent Auditors' Report                                                  12
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS


Dear Shareholder:

   Robust economic growth, inflation concerns and rising interest rates helped produce higher yields for most money market instruments during the reporting period. This trend toward higher interest rates persisted through the summer of 2000, when evidence began to appear that the Federal Reserve Board's (the "Fed") restrictive monetary policies may have had a moderating effect on U.S. economic growth.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFunds Institutional Cash Reserves with the goal of achieving its investment objective: providing liquidity and as high a level of current income as is consistent with the preservation of capital.

   This report reviews the Fund's investment activities and performance during the twelve months ended August 31, 2000, and provides a summary of Citibank's perspective on and outlook for the money market securities marketplace.

   Thank you for your continued confidence and participation.

Sincerely,


/s/ PHILIP W. COOLIDGE
----------------------
Philip W. Coolidge
President
September 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   MONEY MARKET SECURITIES  PROVIDED  COMPETITIVE  RETURNS AND A RELATIVELY SAFE
HARBOR FOR MANY INVESTORS DURING THE REPORTING PERIOD. These benefits were particularly valuable during the second half of the period, when heightened volatility in the stock market and rising interest rates produced flat or negative returns for some investment classes, including stocks and bonds.

   This market volatility, which included a sharp correction in formerly high-flying technology stocks, helped create a flight to quality among many investors seeking to protect newly created wealth and their previous investment gains.

   The U.S. economy during most of the reporting period was characterized by strong growth, rising prices for some important commodities, including oil, and the lowest levels of unemployment in recent memory. During the first half of the reporting period, these economic forces were complemented by a rapidly rising stock market, especially within market sectors expected to benefit from strong demand for technology and telecommunications services.

   BECAUSE THIS COMBINATION OF POSITIVE ECONOMIC CONDITIONS HAS HISTORICALLY LED TO HIGHER RATES OF INFLATION, THE FED CONTINUED TO MOVE TOWARD A MORE
RESTRICTIVE MONETARY POLICY DURING THE PERIOD. In fact, the Fed raised short-term interest rates four times during the reporting period, for a total increase of 1.25%, in an effort to relieve inflationary pressures that might threaten to derail U.S. economic prosperity.

   In this environment, the manager maintained a relatively short average maturity from the start of the reporting period through August 31, 2000. This maturity strategy was designed to keep assets available for higher yielding securities if interest rates rose. When it became apparent that the economy was beginning to slow and the Fed was unlikely to raise interest rates again over the near term, management extended the Fund's average maturity in order to lock in prevailing yields for as long as deemed practical.

   FROM A SECURITY SELECTION PERSPECTIVE, MANAGEMENT HAS SOUGHT TO MAINTAIN A WELL-DIVERSIFIED ASSET MIX. As of August 31, 2000, approximately 23% of the Fund's assets were invested in Yankee CDs, which are U.S. dollar-denominated certificates of deposit issued by foreign banks on management's approved credit list. In addition, about 55% of the Fund's assets were invested in commercial paper, and about 3% was invested in short-term U.S. government securities.

   AS FOR THE FORESEEABLE FUTURE, MANAGEMENT EXPECTS THAT THE FED WILL NOT MAKE POLICY DECISIONS UNTIL AFTER THE NOVEMBER PRESIDENTIAL ELECTION. Recent economic statistics indicate that the Fed's previous rate hikes may have been effective in slowing the rate of economic growth and forestalling an acceleration of inflation. In addition, management believes that recent labor strikes and U.S. census-related layoffs should keep inflationary pressures in check. Consequently, management expects that money market yields may eventually begin to decline from current levels. Of course, management will adjust its strategies as market and economic conditions change.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT MANAGER,                        DIVIDENDS
Citibank, N.A.                             Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS                 CAPITAL GAINS
October 17, 1997 Class L shares            Distributed annually, if any
October 6, 1999 Class S shares

NET ASSETS AS OF 8/31/00                   BENCHMARKS*
Class L shares $496.1 million              o Lipper S&P AAA-rated
Class S shares $96.4 million                 Institutional Money Market
                                             Funds Average

                                           o iMoneyNet, Inc. (formerly IBC
                                             Financial Data)
                                             S&P AAA-rated Institutional Taxable
                                             Money Market Funds Average

*  The Lipper  Funds  Average and  iMoneyNet,  Inc.  Funds  Average  reflect the
   performance   (excluding   sales   charges)  of  mutual  funds  with  similar
   objectives.

FUND PERFORMANCE
TOTAL RETURNS

                                                                       SINCE
                                                            ONE       10/17/97
FOR THE PERIODS ENDED AUGUST 31, 2000                       YEAR    (INCEPTION)*
================================================================================
CitiFunds Institutional Cash Reserves Class L               5.98%      5.53%
CitiFunds Institutional Cash Reserves Class S               5.83%      5.37%**#
Lipper S&P AAA-rated Institutional
  Money Market Funds Average                                5.87%      5.42%+
iMoneyNet, Inc. (formerly IBC Financial Data)
  S&P AAA-rated Institutional Taxable Money Market
  Funds Average                                             5.81%      5.42%+

 * Average Total Return  + From 10/31/97
** Not Annualized        # Commencement of Operations 10/6/99

7-DAY YIELDS                              CLASS L              CLASS S
Annualized Current                         6.46%                6.31%
Effective                                  6.67%                6.51%

The ANNUALIZED CURRENT 7-DAY YIELD reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The EFFECTIVE 7-DAY YIELD is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

IMPORTANT TAX INFORMATION--For the fiscal year ended August 31, 2000, CitiFunds Institutional Cash Reserves Class L paid $0.05827 per share and CitiFunds Institutional Cash Reserves Class S paid $0.05202 per share to shareholders from net investment income. For such period 0.2% of dividends paid were derived from interest earned from U.S. Government and U.S.Government agency obligations.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS INSTITUTIONAL CASH RESERVES CLASS L VS. iMONEYNET, INC. (FORMERLY IBC FINANCIAL DATA) S&P AAA-RATED INSTITUTIONAL TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Institutional Cash Reserves Class L generally provided a higher annualized seven-day yield to that of a comparable iMoneyNet, Inc.
Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report(TM), for the one-year period.

            [Table below represents line chart in its printed piece]

                                                   iMoneyNet, Inc. S&P AAA-rated
                       CitiFunds Institutional         Institutional Taxable
                       Cash Reserves Class L         Money Market Funds Average
                       ---------------------         --------------------------
8/31/99                          5.07                            4.96
9/7/99                           5.08                            4.97
9/14/99                          5.09                            4.99
9/21/99                          5.13                            5.01
9/28/99                          5.17                            5.04
10/5/99                          5.22                            5.08
10/12/99                         5.23                            5.07
10/19/99                         5.27                            5.09
10/26/99                         5.27                            5.1
11/2/99                          5.38                            5.16
11/9/99                          5.36                            5.15
11/16/99                         5.36                            5.21
11/23/99                         5.41                            5.28
11/30/99                         5.51                            5.36
12/7/99                          5.57                            5.37
12/14/99                         5.56                            5.43
12/21/99                         5.61                            5.5
12/28/99                         5.64                            5.52
1/4/00                           5.51                            5.4
1/11/00                          5.71                            5.53
1/18/00                          5.7                             5.5
1/25/00                          5.67                            5.45
2/1/00                           5.71                            5.48
2/8/00                           5.67                            5.49
2/15/00                          5.68                            5.53
2/22/00                          5.69                            5.54
2/29/00                          5.65                            5.57
3/7/00                           5.67                            5.55
3/14/00                          5.7                             5.57
3/21/00                          5.74                            5.61
3/28/00                          5.88                            5.68
4/4/00                           5.95                            5.75
4/11/00                          5.89                            5.72
4/18/00                          5.9                             5.76
4/25/00                          5.87                            5.76
5/2/00                           5.91                            5.8
5/9/00                           6.03                            5.85
5/16/00                          5.97                            5.85
5/23/00                          6.24                            6
5/30/00                          6.29                            6.08
6/6/00                           6.32                            6.18
6/13/00                          6.34                            6.24
6/20/00                          6.37                            6.26
6/27/00                          6.39                            6.27
7/4/00                           6.49                            6.29
7/11/00                          6.37                            6.24
7/18/00                          6.39                            6.25
7/25/00                          6.43                            6.27
8/1/00                           6.46                            6.28
8/8/00                           6.45                            6.24
8/15/00                          6.43                            6.26
8/22/00                          6.43                            6.26
8/29/00                          6.45                            6.27


Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL CASH RESERVES
PORTFOLIO OF INVESTMENTS                                         August 31, 2000


                                                  PRINCIPAL
                                                    AMOUNT
ISSUER                                          (000'S OMITTED)      VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (DOMESTIC) -- 5.1%
--------------------------------------------------------------------------------
BankAmerica,
  6.64% due 11/03/00                                  $20,000      $ 20,000,000
Restructured Asset,
  6.64% due 6/22/01                                    10,000        10,000,000
                                                                   ------------
                                                                     30,000,000
                                                                   ------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 23.1%
--------------------------------------------------------------------------------
Australia & New Zealand Banking,
  6.67% due 9/06/00                                    15,000        14,999,931
Barclays Bank Plc.,
  5.90% due 10/02/00                                   17,000        16,984,368
Bayerische Hypo,
  6.52% due 9/29/00                                    20,000        20,000,155
Bayerische Landesbank,
  6.54% due 10/11/00                                   20,000        20,000,220
Canadian Imperial Bank,
  6.55% due 12/29/00                                   20,000        20,000,000
Credit Suisse First Boston,
  6.62% due 9/11/00                                    10,000        10,000,151
Kredietbank,
  6.70% due 2/15/01                                    15,000        14,966,949
Toronto Dominion Bank,
  6.63% due 10/20/00                                   20,000        20,000,268
                                                                   ------------
                                                                    136,952,042
                                                                   ------------
COMMERCIAL PAPER -- 55.2%
--------------------------------------------------------------------------------
Allianz of America Finance,
  6.50% due 11/13/00                                   18,000        17,762,750
Asset Portfolio Funding Corp.,
  6.62% due 9/18/00                                    12,000        11,962,487
AT&T Corp.,
  6.61% due 10/02/00                                   10,301        10,242,367
  6.55% due 1/31/01                                    10,000         9,723,444
Atlantis One Funding Corp.,
  6.59% due 12/14/00                                    6,000         5,885,773
Brahms Funding Corp.,
  6.64% due 9/22/00                                    15,000        14,941,882
Cregem North America,
  6.54% due 2/06/01                                    12,000        11,655,560
E. I. Du Pont de
  Nemours & Co.,
  6.46% due 9/28/00                                    20,000        19,903,100
General Electric Capital Corp.,
  6.48% due 9/15/00                                    20,000        19,949,600
K2 USA,
  6.58% due 12/01/00                                    9,000         8,850,305
  6.53% due 2/15/01                                    14,000        13,575,913
Marsh USA Inc.,
  6.57% due 1/16/01                                    15,000        14,624,962
Moriarty Ltd.,
  6.56% due 12/11/00                                   10,000         9,815,956
Motorola Inc.,
  6.47% due 9/29/00                                    16,756        16,671,680
National Rural Utilities,
  6.62% due 9/14/00                                    15,000        14,964,142
Oesterreichische,
  6.66% due 11/16/00                                   14,675        14,468,669
Province de Quebec,
  6.60% due 10/23/00                                   15,000        14,857,000
Reed Elsevier,
  6.50% due 9/14/00                                    20,000        19,953,056
Santander Finance,
  6.55% due 1/31/01                                    20,000        19,446,889
Sigma Finance Inc.,
  6.52% due 2/28/01                                    10,000         9,674,000
Trident Capital Finance Inc.,
  6.51% due 9/06/00                                    16,050        16,035,488
Wal-Mart Stores Inc.,
  6.48% due 9/26/00                                    12,500        12,443,750
Wisconsin Electric
  Power Co.,
  6.48% due 9/21/00                                    20,000        19,928,000
                                                                   ------------
                                                                    327,336,773
                                                                   ------------
FLOATING RATE NOTES -- 3.4%
--------------------------------------------------------------------------------
Steers,
  6.86% due 10/02/00                                   10,000        10,000,000
Strategic Money Market Fund,
  6.75% due 1/25/01                                    10,000        10,000,000
                                                                   ------------
                                                                     20,000,000
                                                                   ------------
TIME DEPOSITS -- 10.0%
--------------------------------------------------------------------------------
Branch Banking & Trust,
  6.56% due 9/01/00                                    29,542        29,542,000
Wachovia Bank & Trust,
  6.56% due 9/01/00                                    29,542        29,542,000
                                                                   ------------
                                                                     59,084,000
                                                                   ------------
UNITED STATES GOVERNMENT AGENCY -- 3.3%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Discount Notes,
  6.45% due 9/26/00                                    20,000        19,910,417
                                                                   ------------
TOTAL INVESTMENTS,
  AT AMORTIZED COST                                    100.1%       593,283,232
OTHER ASSETS,
  LESS LIABILITIES                                      (0.1)          (856,735)
                                                       -----       ------------
NET ASSETS                                             100.0%      $592,426,497
                                                       =====       ============

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES

AUGUST 31, 2000
================================================================================
ASSETS:
Investments, at amortized cost (Note 1A)                            $593,283,232
Cash                                                                         278
Interest receivable                                                    2,418,309
--------------------------------------------------------------------------------
  Total assets                                                       595,701,819
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      3,057,619
Payable to affiliate - Management fees (Note 3)                           48,521
Accrued expenses and other liabilities                                   169,182
--------------------------------------------------------------------------------
  Total liabilities                                                    3,275,322
--------------------------------------------------------------------------------
NET ASSETS                                                          $592,426,497
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                     $592,426,497
================================================================================
CLASS L SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($496,067,731/496,067,731 shares outstanding)                              $1.00
================================================================================
CLASS S SHARES:
Net Asset Value, Offering Price and Redemption Price Per Share
($96,358,766/96,358,766 shares outstanding)                                $1.00
================================================================================


CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED AUGUST 31, 2000
================================================================================
INVESTMENT INCOME (Note 1B)                                        $ 25,624,067

EXPENSES:
Management fees (Note 3)                            $    824,464
Distribution fees Class L (Note 4)                       375,743
Distribution fees Class S (Note 4)                        91,249
Custody and fund accounting fees                         151,357
Transfer agent fees                                       58,941
Registration fees                                         56,535
Legal fees                                                49,994
Audit fees                                                33,200
Shareholder reports                                       22,698
Trustees' fees                                             8,873
Miscellaneous                                             23,580
--------------------------------------------------------------------------------
  Total expenses                                       1,696,634
Less aggregate amounts waived by
  the Manager and Distributor
  (Notes 3 and 4)                                       (596,603)
--------------------------------------------------------------------------------
  Net expenses                                                        1,100,031
--------------------------------------------------------------------------------
Net investment income                                              $ 24,524,036
================================================================================

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS


                                                     YEAR ENDED AUGUST 31,
                                              ----------------------------------
                                                    2000               1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
Net investment income, declared as
  dividends to shareholders (Note 2)          $    24,524,036   $    14,341,228
================================================================================
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST AT NET ASSET VALUE OF
  $1.00 PER SHARE (Note 5):
CLASS L
Proceeds from sale of shares                    4,240,314,846     2,452,254,402
Net asset value of shares issued
  to shareholders from reinvestment
  of dividends                                        566,658               817
Cost of shares repurchased                     (4,133,752,454)   (2,308,836,048)
--------------------------------------------------------------------------------
Total Class L                                     107,129,050       143,419,171
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST AT NET ASSET VALUE OF
  $1.00 PER SHARE (Note 5):
CLASS S*
Proceeds from sale of shares                      343,195,716                --
Net asset value of shares issued
  to shareholders from reinvestment
  of dividends                                        432,868                --
Cost of shares repurchased                       (247,269,818)               --
--------------------------------------------------------------------------------
Total Class S                                      96,358,766                --
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                        203,487,816       143,419,171
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               388,938,681       245,519,510
--------------------------------------------------------------------------------
End of period                                 $   592,426,497   $   388,938,681
================================================================================
*  October 6, 1999 (Commencement of Operations) to August 31, 2000

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
FINANCIAL HIGHLIGHTS
                                                   CLASS L
                                   ---------------------------------------------
                                                                 FOR THE PERIOD
                                                               OCTOBER 17, 1997+
                                    YEAR ENDED AUGUST 31,             TO
                                   ------------------------        AUGUST 31,
                                     2000            1999             1998
================================================================================
Net Asset Value, beginning
  of period                        $1.00000        $1.00000        $1.00000
Net investment income               0.05827         0.04930         0.04736
Less dividends from net
  investment income                (0.05827)       (0.04930)       (0.04736)
--------------------------------------------------------------------------------
Net Asset Value, end of period     $1.00000        $1.00000        $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                  $496,068        $388,939        $245,520
Ratio of expenses to average
  net assets                          0.25%           0.25%           0.25%*
Ratio of net investment income to
  average net assets                  5.93%           4.97%           5.47%*
Total return                          5.98%           5.04%           4.84%**

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the periods indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share    $0.05680        $0.04791        $0.04571
RATIOS:
Expenses to average net assets        0.40%           0.40%           0.44%*
Net investment income to
  average net assets                  5.78%           4.83%           5.28%*
================================================================================


                                                                   CLASS S
                                                              ------------------
                                                                FOR THE PERIOD
                                                               OCTOBER 6, 1999+
                                                              TO AUGUST 31, 2000
================================================================================
Net Asset Value, beginning of period                               $1.00000
Net investment income                                               0.05202
Less dividends from net investment income                          (0.05202)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                     $1.00000
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                          $ 96,359
Ratio of expenses to average net assets                               0.40%*
Ratio of net investment income to average net assets                  5.78%*
Total return                                                          5.83%**

Note: If agents of the Fund had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share                                    $0.05074
RATIOS:
Expenses to average net assets                                        0.55%*
Net investment income to average net assets                           5.63%*
================================================================================
 +  Commencement of Operations
 *  Annualized
**  Not Annualized

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Cash Reserves (the "Fund") is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS"), acts as the Fund's Sub-Administrator and Distributor. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The Fund offers Class L and Class S shares. The Fund commenced its public offering of Class S shares on October 6, 1999. Each class has different eligibility requirements and its own combination of charges and fees. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund, if the Fund were liquidated.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a Fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

     B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Fund are accrued daily.

     C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.

     D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. REPURCHASE AGREEMENTS It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Continued)

System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. OTHER Purchases, and maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 5:00 pm Eastern Standard Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash on or prior to the last business day of the month.

3. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

The management fees paid to Citibank, as compensation for overall investment management services amounted to $824,464 of which $404,260 was voluntarily waived for the year ended August 31, 2000. The management fees are computed at an annual rate of 0.20% of the Fund's average daily net assets.

4. DISTRIBUTION FEES The Fund has adopted a Service Plan for Class L and Class S pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales, marketing and shareholder services at an annual rate not to exceed 0.10% and 0.25% of the Fund's Class L and Class S average daily net assets, respectively. The Distribution fee amounted to $375,743 of which $192,343 was voluntarily waived for Class L, and $91,249 for Class S for the year ended August 31, 2000.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $16,646,856,306 and $16,472,088,297, respectively, for the year ended August 31, 2000.

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS


7. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at August 31, 2000, for federal income tax purposes, amounted to $593,283,232.

8. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 2000, the commitment fee allocated to the Fund was $1,070. Since the line of credit was established, there have been no borrowings.

CITIFUNDS INSTITUTIONAL CASH RESERVES
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND SHAREHOLDERS OF
CITIFUNDS INSTITUTIONAL CASH RESERVES:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CitiFunds Institutional Cash Reserves, a separate series of CitiFunds Institutional Trust (the "Trust") (a Massachusetts business trust), as of August 31, 2000, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 2000 and 1999 and the financial highlights for the years ended August 31, 2000 and 1999 and for the period from October 17, 1997 (commencement of operations) to August 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CitiFunds Institutional Cash Reserves at August 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 4, 2000

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

 * AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
** AFFILIATED PERSON OF INVESTMENT MANAGER

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER  AGENT
CitiFiduciary  Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT AND  CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, MA 02116

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

This report is prepared for the information of shareholders of CitiFunds Institutional Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Institutional Cash Reserves.

(C) 2000 Citicorp   [RECYCLE LOGO] Printed on recycled paper      CFA/INS.CR/800